                                                                     Registration No. 33-30471
                                                                     File No. 811-5871

                          SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON, DC 20549

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                [X]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No. 19                                            [X]
                             --

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 22                                                           [X]
              --

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                        CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
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                  (Exact Name of Registrant as Specified in Charter)

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                  6803 South Tucson Way, Centennial, Colorado 80112
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                 (Address of Principal Executive Offices) (Zip Code)

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                                    1.303.768.3200
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                 (Registrant's Telephone Number, including Area Code)

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                                 Robert G. Zack, Esq.
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                                OppenheimerFunds, Inc.
            225 Liberty Street, 11th Floor, New York, New York 10281-1008

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                       (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X]   On August 27, 2004 pursuant to paragraph (b)
         ---------------
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _______________pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.

Centennial California Tax Exempt Trust

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Prospectus dated August 27, 2004

                                         Centennial California Tax Exempt Trust
                                         is a money market mutual fund. It
                                         seeks the maximum current income
                                         exempt from federal and California
                                         personal income taxes for individual
                                         investors as is consistent with
                                         preservation of capital. The Trust
                                         invests in short-term, high-quality
                                         "money market" securities.

                                         This Prospectus contains important
                                         information about the Trust's
                                         objective, its investment policies,
                                         strategies and risks.  It also
                                         contains important information about
As with all mutual funds, the            how to buy and sell shares of the
Securities and Exchange Commission has   Trust and other account features.
not approved or disapproved the Trust's  Please read this Prospectus carefully
securities nor has it determined that    before you invest and keep it for
this Prospectus is accurate or           future reference about your account.
complete.  It is a criminal offense to
represent otherwise.
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24

CONTENTS

                  A B O U T  T H E  T R U S T

                  The Trust's Investment Objective and Strategies

                  Main Risks of Investing in the Trust

                  The Trust's Past Performance

                  Fees and Expenses of the Trust

                  About the Trust's Investments

                  How the Trust is Managed

                  A B O U T  Y O U R  A C C O U N T

                  How to Buy Shares
                  Automatic Purchase and Redemption Programs
                  Direct Shareholders

                  How to Sell Shares
                  Automatic Purchase and Redemption Programs
                  Direct Shareholders

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks the maximum current interest income exempt from federal and California personal income taxes for individual investors as is consistent with the preservation of capital.

WHAT DOES THE TRUST MAINLY INVEST IN?  The Trust is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.
Money market securities are short-term, U.S. dollar denominated debt instruments issued by the U.S. and state governments, domestic and foreign corporations and financial institutions and other entities.  They include, for example, municipal securities, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations. To be considered
"high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.

The Trust normally attempts to invest 100% of its assets in municipal securities and as a fundamental policy, the Trust will invest under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in investments the income from which is exempt from federal and California personal income taxes for individuals in the opinion of bond counsel to the respective issuer.  Such investments may include obligations of the State of California and its political subdivisions, agencies and instrumentalities or obligations of commonwealths or territories of the United States, or their agencies, instrumentalities or authorities the interest from which is not subject to
California personal income tax in the opinion of bond counsel to the respective issuer.  Securities that generate income that is subject to alternative minimum taxes will not count towards that 80% threshold.

WHO IS THE TRUST DESIGNED FOR? The Trust is designed for investors who are seeking income exempt from federal and California personal income taxes at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at $1.00. Income on money market instruments tends to be lower than income on longer-term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds.  The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

      All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks.
There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall.  As a result, there is a risk that the Trust's shares could fall below $1.00 per share.
If there is a high redemption demand for the Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss.  Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

Risks of Focusing on Investments in California Municipal Securities.  The Trust
      generally invests a significant portion of its assets in California municipal securities. Because the Trust invests primarily in the securities of
      California issuers, its performance will be significantly affected by local, state and regional factors.  These may include state or local legislation or policy changes, erosion of the tax base of the state or one or more particular localities, the effects of possible terrorist acts or natural disasters, or other economic or credit problems affecting the state generally or any individual locality (which may directly or indirectly affect the state as a whole).  Having a higher percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of a single state, could result in greater credit risk exposure to a smaller number of issuers due to economic, regulatory or political problems in
      California.  The Trust is a "non-diversified" fund, however, it is currently subject to certain diversification requirements under rules for money market funds under federal law.

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An investment in the Trust is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.  Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
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The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last 10 calendar years and average annual total returns for the 1-, 5- and 10- year periods.  Variability of returns is one measure of the risks of investing in a money market fund.  The Trust's past investment performance does not predict how the Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/04 through 6/30/04 the cumulative total return (not annualized) was 0.11%.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 0.86% (2nd 'Q '95) and the lowest return (not annualized) for a calendar quarter was 0.03% (3rd Q '03).

Average Annual Total Returns

for the periods ended December 31, 2003      1 Year     5 Years  10 Years

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                                             -----------         ---------------

Centennial California Tax Exempt Trust       0.29%      1.61%    2.18%
(inception 6/12/90)

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The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

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The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current earnings.  To obtain the Trust's current seven day yield, please call the Transfer Agent toll-free at 1.800.525.9310.
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Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.  Those expenses are subtracted from the Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly.  The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the
Trust. The numbers below are based upon the Trust's expenses during the fiscal year ended June 30, 2004.

SHAREHOLDER FEES.   The Trust does not charge any initial sales charge to buy
shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging
Class A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

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 Management Fees1                             0.50%

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 Distribution and/or Service (12b-1) Fees     0.20%
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 Other Expenses                               0.08%

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 Total Annual Operating Expenses              0.78%

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1. The Management fee is shown without giving effect to a voluntary expense assumption by the Manager.  That expense assumption had no impact on the Trust's
"Management fees" or the "Total Annual Operating Expenses" during its last fiscal year. The voluntary expense assumption may be amended or withdrawn at any time.

Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Trust pays.  The Transfer
Agent has voluntarily undertaken to the Trust to limit the transfer agent fees to
0.35% of average daily net assets per fiscal year.  That undertaking may be amended or withdrawn at any time.  For the Fund's fiscal year ended June 30, 2004, the transfer agent fees did not exceed the expense limitations.

EXAMPLE. The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions.  The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

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  1 year             3 years           5 years            10 years
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  $80                $249              $433               $966

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About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES.  The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the
Investment Company Act of 1940.  The Statement of Additional Information contains more detailed information about the Trust's investment policies and risks.

      The Trust's investment manager, Centennial Asset Management Corporation
(referred to in this Prospectus as the Manager), tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased.  The rate of the Trust's income will vary, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In? Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates.  All of the Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the
      Investment Company Act and the special procedures set by the Board described briefly below.  The following is a brief description of the types of money market instruments the Trust can invest in.

   o  Municipal Securities.  The Trust buys municipal bonds and notes, tax-exempt commercial paper, certificates of participation in municipal leases and other debt obligations.  These are debt obligations issued by or on behalf of the
      State of California, other states and the District of Columbia, their political subdivisions (such as cities, towns and counties), or any commonwealth or territory of the United States, or by their agencies, instrumentalities and authorities, if the interest paid on the security is not subject to federal individual income tax in the opinion of bond counsel to the issuer.  All of these types of debt obligations are referred to as
      "municipal securities" in this Prospectus.

o     Other Money Market Instruments.  Up to 20% of the Trust's assets can be invested in investments, the income from which may be taxable.  The Trust's taxable investments include repurchase agreements, municipal securities issued to benefit a private user and certain temporary investments.  These investments are described below under "Other Investment Strategies" or in the
      Statement of Additional Information.  Normally, the Trust will not invest more than 20% of its total assets in taxable investments.

      Additionally, the Trust can buy other money market instruments that the
Manager approves under procedures adopted by its Board of Trustees from time to time.  They must be U.S. dollar-denominated short-term investments that the Manager determines to have minimal credit risks.

What Standards Apply to the Trust's Investments?  Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due.  The
      Trust can buy only those instruments that meet standards set by the
      Investment Company Act for money market funds and procedures adopted by the
      Board of Trustees.  The Trust's Board of Trustees has adopted procedures to evaluate securities for the Trust's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

      In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality"
investments are:
o     rated in one of the two highest short-term rating categories of two national rating organizations, or
o     rated by one rating organization in one of its two highest rating categories
      (if only one rating organization has rated the investment), or
o     unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

      The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks.  No security's maturity will exceed the maximum time permitted under Rule 2a-7
(currently 397 days). Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

Can the Trust's Investment Objective and Policies Change?  The Trust's Board can
      change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.
      Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.  The Trust's investment objective is a fundamental policy.  Some of the investment restrictions that are fundamental policies are listed in the Statement of Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Other Investment Strategies.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The Trust might not always use all of them. These techniques have risks.  The Statement of Additional
Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

Floating Rate/Variable Rate Notes.  The Trust can purchase investments with floating or variable interest rates.  Variable rates are adjustable at stated
      periodic intervals.  Floating rates are adjusted automatically according to a specified market rate or benchmark for such investments, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7 (currently 397 days), it can be purchased if it has a demand feature.  That feature must permit the Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under
      Rule 2a-7.

"When-Issued" and "Delayed-Delivery" Transactions.  The Trust can purchase municipal securities on a "when-issued" basis and can purchase or sell such securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery.  The Trust does not intend to make such purchases for speculative purposes.  During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Trust if the value of the security declines prior to the settlement date.

Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.  The
      Trust can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations.
      Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality.  They often contain
      "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.  If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.

            Some of these obligations might not have an active trading market and would be subject to the Trust's limits on "illiquid" securities described below.  From time to time the Trust can invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Trust's Board of Trustees.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  A restricted security is one that has a contractual limit on resale or which cannot be sold publicly until it is registered under federal securities laws. The Trust will not invest more than 10% of its net assets in illiquid or restricted securities.
      That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in selling a security may result in a loss to the
      Trust or additional costs.

Demand Features and Guarantees.  The Trust can invest a significant percentage of its assets in municipal securities that have demand features, guarantees or similar credit and liquidity enhancements.  A demand feature permits the holder of the security to sell the security within a specified period of time at a stated price and entitles the holder of the security to receive an amount equal to the approximate amortized cost of the security plus accrued interest.  A guarantee permits the holder of the security to receive, upon presentment to the guarantor, the principal amount of the underlying security plus accrued interest when due or upon default. A guarantee is the unconditional obligation of an entity other than the issuer of the security.
      Demand features and guarantees can effectively:
o     shorten the maturity of a variable or floating rate security,
o     enhance the security's credit quality, and
o     enhance the ability to sell the security.

      The aggregate price for a security subject to a demand feature or a guarantee may be higher than the price that would otherwise be paid for the security without the guarantee or the demand feature.  When the Trust purchases securities subject to guarantees or demand features, there is an increase in the cost of the underlying security and a corresponding reduction in its yield. Because the Trust invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Trust.
Therefore, an investment in the Trust may be riskier than an investment in other types of money market funds.

Repurchase Agreements.  The Trust can enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days.  There is no limit on the amount of the Trust's net assets that can be subject to repurchase agreements of seven days or less.  Income earned on repurchase transactions is not tax exempt and accordingly, under normal market conditions, the Trust will limit its investments in repurchase transactions to 20% of its total assets.

Temporary Defensive and Interim Investments. In times of unstable adverse market or economic conditions, the Trust can invest up to 100% of its assets in temporary defensive or interim investments that are inconsistent with the
      Trust's principal investment objective.  These temporary investments can include:

o     obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities,
o     bankers' acceptances; taxable commercial paper rated in the highest category by a rating organization,
o     short-term taxable debt obligations rated in one of the two highest rating categories of a rating organization,
o     certificates of deposit of domestic banks, and
o     repurchase agreements.

      To the extent the Trust assumes a temporary defensive position, a significant portion of the Trust's distributions may be subject to federal and California income taxes.

How the Trust is Managed

THE MANAGER.  The investment advisor for the Trust is the Manager, Centennial Asset
Management Corporation, a wholly owned subsidiary of OppenheimerFunds, Inc.  The
Manager chooses the Trust's investments and handles its day-to-day business.  The
Manager carries out its duties, subject to the policies established by the Trust's
Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Trust pays to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1978. The Manager and its parent company and controlled affiliates managed more than $155 billion in assets as of June 30, 2004, including other Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at 6803 South Tucson Way, Centennial,
Colorado 80112.

Portfolio Manager.  The portfolio manager of the Trust is the person principally responsible for the day-to-day management of the Trust's portfolio.  The portfolio manager of the Trust is John C. Bonnell.  Mr. Bonnell has had this responsibility since May 2004.  Mr. Bonnell is a Vice President of the Trust
      and the Manager, and an officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment advisor.  Prior to joining the Manager, he was a portfolio manager at Strong Financial
      Corporation (1999-2004).

Advisory Fees. Under the investment advisory agreement, the Trust pays the Manager an advisory fee at an annual rate that declines on additional assets as the
      Trust grows: 0.500% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.450% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; and 0.400% of the net assets in excess of $1 billion.  The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets. Additionally, effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield.  The Manager reserves the right to amend or terminate either voluntary expense assumption at any time. The Trust's management fees for the fiscal year ended June 30, 2004 was 0.50% of the Trust's average annual net assets both before and after the expense assumption noted above.

      For further information about the investment advisory agreement, including a description of expense assumption arrangements with the Manager, see the Statement of Additional Information.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

AT WHAT PRICE ARE SHARES SOLD?  Shares of the Trust are sold at their offering price, which is the net asset value per share without any sales charge.  The net asset value per share will normally remain fixed at $1.00 per share.  However, there is no guarantee that the Trust will maintain a stable net asset value of
$1.00 per share.

      The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor
(Centennial Asset Management Corporation) or the Sub-Distributor (OppenheimerFunds
Distributor, Inc.) receives the purchase order at its offices in Colorado, or after any agent appointed by the Sub-Distributor receives the order and sends it to the
Sub-Distributor as described below.

How is the Trust's Net Asset Value Determined?  The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon and at 4:00
      P.M., on each day The New York Stock Exchange ("the Exchange") is open for trading (referred to in this Prospectus as a "regular business day"). All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the
Trust's net assets by the number of shares that are outstanding. Under a policy adopted by the Trust's Board of Trustees, the Trust uses the amortized cost method to value its securities to determine net asset value.

      The shares of the Trust offered by this Prospectus are considered to be Class
A shares for the purposes of exchanging them or reinvesting distributions among other eligible funds that offer more than one class of shares.

      If, after the close of the principal market on which a security held by the
Trust is traded, and before the time the Trust's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Trust's Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

HOW MUCH MUST YOU INVEST?  You can open an account with a minimum initial investment described below, depending on how you buy and pay for your shares.  You can make additional purchases at any time with as little as $25.  The minimum investment requirements do not apply to reinvesting distributions from the Trust or other eligible funds (a list of them appears in the Statement of Additional
Information, or you can ask your broker/dealer or call the Transfer Agent) or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

HOW ARE SHARES PURCHASED? You can buy shares in one of several ways:

Buying Shares Through a Broker/Dealer's Automatic Purchase and Redemption Program.
      You can buy shares of a Trust through a broker/dealer that has a sales agreement with the Trust's Distributor or Sub-Distributor that allows shares to be purchased through the broker/dealer's Automatic Purchase and Redemption
      Program. Shares of the Trust are sold mainly to customers of participating broker/dealers that offer the Trust's shares under these special purchase programs.  If you participate in an Automatic Purchase and Redemption Program established by your broker/dealer, your broker/dealer buys shares of the
      Trust for your account with the broker/dealer.  Program participants should also read the description of the program provided by their broker/dealer.

Buying Shares Through Your Broker/Dealer.  If you do not participate in an
      Automatic Purchase and Redemption Program, you can buy shares of the Trust through any broker/dealer that has a sales agreement with the Distributor or
      Sub-Distributor.  Your broker/dealer will place your order with the
      Distributor on your behalf.

Buying Shares Directly Through the Sub-Distributor.  You can also purchase shares directly through the Trust's Sub-Distributor.  Shareholders who make purchases directly and hold shares in their own names are referred to as
      "direct shareholders" in this Prospectus.

      The Sub-Distributor may appoint certain servicing agents to accept purchase
(and redemption) orders, including broker/dealers that have established Automatic
Purchase and Redemption Programs.  The Distributor or Sub-Distributor, in their sole discretion, may reject any purchase order for shares of a Trust.

AUTOMATIC PURCHASE AND REDEMPTION PROGRAM.  If you buy shares of a Trust through your broker/dealer's Automatic Purchase and Redemption Program, your broker/dealer will buy your shares for your Program Account and will hold your shares in your broker/dealer's name.  These purchases will be made under the procedures described in "Guaranteed Payment Procedures" below.  Your Automatic Purchase and Redemption
Program Account may have minimum investment requirements established by your broker/dealer.  You should direct all questions about your Automatic Purchase and
Redemption Program to your broker/dealer, because the Trust's Transfer Agent does not have access to information about your account under that Program.

Guaranteed Payment Procedures.  Some broker/dealers may have arrangements with the
      Distributor to enable them to place purchase orders for shares of the Trust and to guarantee that the Trust's custodian bank will receive Federal Funds to pay for the shares prior to specified times. Broker/dealers whose clients participate in Automatic Purchase and Redemption Programs may use these guaranteed payment procedures to pay for purchases of shares of the Trust.

o     If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 4:00 P.M. that day.  Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order between 12:00 Noon and 4:00 P.M.
       on a regular business day with the broker/dealer's guarantee that the
       Trust's custodian bank will receive payment for those shares in Federal
       Funds by 4:00 P.M. the next regular business day, the order will be effected at the net asset value determined at 4:00 P.M. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.

HOW CAN DIRECT SHAREHOLDERS BUY SHARES?  Direct shareholders can buy shares of the
Trust by completing a Centennial Funds new account application and sending it to the Sub-Distributor, OppenheimerFunds Distributor, Inc., P.O. Box 5143, Denver,
Colorado 80217.  Payment must be made by check or by Federal Funds wire as described below.  If you don't list a broker/dealer on the application, the
Sub-Distributor, will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Trust is appropriate for you.

      The Trust intends to be as fully invested as possible to maximize its yield.
Therefore, newly purchased shares normally will begin to accrue distributions after the Sub-Distributor or its agent accepts your purchase order, starting on the business day after the Trust receives Federal Funds from the purchase payment.

Payment by Check.  Direct shareholders may pay for purchases of shares of the Trust by check. Send your check, payable to "OppenheimerFunds Distributor, Inc.,"
      along with your application and other documents to the address listed above.
      For initial purchases, your check should be payable in U.S. dollars and drawn on a U.S. bank so that distributions will begin to accrue on the next regular business day after the Sub-Distributor accepts your purchase order.  If your check is not drawn on a U.S. bank and is not payable in U.S. dollars, the shares will not be purchased until the Sub-Distributor is able to convert the purchase payment to Federal Funds.  In that case distributions will begin to accrue on the purchased shares on the next regular business day after the purchase is made.  The minimum initial investment for direct shareholders by check is $500.

Payment by Federal Funds Wire.  Direct shareholders may pay for purchases of shares of the Trust by Federal Funds wire.  You must also forward your application and other documents to the address listed above. Before sending a wire, call the Sub-Distributor's Wire Department at 1.800.525.9310 (toll-free from within the U.S.) or 303.768.3200 (from outside the U.S.) to notify the
      Sub-Distributor of the wire, and to receive further instructions.

      Distributions will begin to accrue on the purchased shares on the purchase date that is a regular business day if the Federal Funds from your wire and the application are received by the Sub-Distributor and accepted by 12:00 Noon.  If the
Sub-Distributor receives the Federal Funds from your wire and accepts the purchase order between 12:00 Noon and 4:00 P.M. on the purchase date, distributions will begin to accrue on the shares on the next regular business day.  The minimum investment by Federal Funds Wire is $2,500.

Buying Shares Through Automatic Investment Plans.  Direct shareholders can purchase shares of the Trust automatically each month by authorizing the Trust's
      Transfer Agent to debit your account at a U.S. domestic bank or other financial institution.  Details are in the Automatic Investment Plan
      Application and the Statement of Additional Information.  The minimum monthly purchase is $25.

Service (12b-1) Plan.  The Trust has adopted a service plan.  It reimburses the
      Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust.  Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust.  The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.

HOW CAN PROGRAM PARTICIPANTS SELL SHARES?  If you participate in an Automatic
Purchase and Redemption Program sponsored by your broker/dealer, you must redeem shares held in your Program Account by contacting your broker/dealer firm, or you can redeem shares by writing checks as described below.  You should not contact the
Trust or its Transfer Agent directly to redeem shares held in your Program
Account.  You may also arrange (but only through your broker/dealer) to have the proceeds of redeemed Trust shares sent by Federal Funds wire, as described below in
"Sending Redemption Proceeds by Wire."

HOW CAN DIRECT SHAREHOLDERS REDEEM SHARES?  Direct shareholders can redeem their shares by writing a letter to the Transfer Agent, by wire, by using the Trust's checkwriting privilege, or by telephone. You can also set up Automatic Withdrawal
Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent first, at 1.800.525.9310 for assistance.

Certain Requests Require a Signature Guarantee.  To protect you and the Trust from fraud, the following redemption requests for accounts of direct shareholders must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

   o  You wish to redeem $100,000 or more and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to an account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners listed in the account registration.

Where Can Direct Shareholders Have Their Signatures Guaranteed?  The Transfer Agent
      will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Can Direct Shareholders Sell Shares by Mail?  Write a letter to the Transfer
      Agent that includes:
      o  Your name
      o  The Trust's name
      o  Your account number (from your account statement)
      o  The dollar amount or number of shares to be redeemed
      o  Any special payment instructions
      o  Any share certificates for the shares you are selling
      o  The signatures of all registered owners exactly as the account is registered, and
      o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares (such as Letters
         Testamentary of an Executor).

---------------------------------------------------------------------------------
---------------------------------------- ---------------------------------------
Use the following address for            Send courier or express mail
---------------------------------------- requests to:
requests by mail:                        Shareholder Services, Inc.
Shareholder Services, Inc.               10200 E. Girard Avenue, Building D
P.O. Box 5143                            Denver, Colorado 80231
Denver, Colorado 80217-5143
                                         ----------------------------------------

How Can Direct Shareholders Sell Shares by Telephone?  Direct shareholders and their broker/dealer representative of record may also sell shares by telephone.  To receive the redemption price calculated on a particular regular business day, the Transfer Agent, or its designated agent, must receive the request by 4:00 P.M. on that day. You may not redeem shares held under a share certificate by telephone.  To redeem shares through a service representative, call 1.800.525.9310.  Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $100,000 may be redeemed by telephone in any seven day period.  Telephone redemptions are not available within 30 days of changing the address on an account.

Sending Redemption Proceeds By Wire.  While the Transfer Agent normally sends direct shareholders their money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal
      Reserve wire system.  The minimum redemption you can have sent by wire is
      $2,500. There is a $10 fee for each request.  To find out how to set up this feature on an account or to arrange a wire, direct shareholders should call the Transfer Agent at 1.800.525.9310.  If you hold your shares through your broker/dealer's Automatic Purchase and Redemption Program, you must contact your broker/dealer to arrange a Federal Funds wire.

Can Direct Shareholders Submit Requests by Fax?  Direct shareholders may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.525.9310 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

HOW DO I WRITE CHECKS AGAINST MY ACCOUNT?  Automatic Purchase and Redemption
Program participants may write checks against the account held under their Program, but must arrange for checkwriting privileges through their broker/dealers.  Direct shareholders may write checks against their account by requesting that privilege on the account application or by contacting the Transfer Agent for signature cards.
They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use.
Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If checkwriting is established after November 1, 2000, only one signature is required for shareholders with joint accounts, unless you elect otherwise.

   o  Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Trust's custodian bank.
   o  Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
   o  Checks must be written for at least $250.
   o  Checks cannot be paid if they are written for more than your account value.
   o  You may not write a check that would require the Trust to redeem shares that were purchased by check or Automatic Investment Plan payments within the prior 10 days.
   o  Don't use your checks if you changed your account number, until you receive new checks.

WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES?  The Trust does not charge a fee to redeem shares of the Trust that were bought directly or by reinvesting distributions from that Trust or another Centennial Trust or eligible fund.
Generally, there is no fee to redeem shares of the Trust bought by exchange of shares of another Centennial Trust or eligible fund.  However,

o     if you acquired shares of  a Trust by exchanging Class A shares of another eligible fund that you bought subject to the Class A contingent deferred sales charge, and
o     those shares are still subject to the Class A contingent deferred sales charge when you exchange them into the Trust, then
o     you will pay the contingent deferred sales charge if you redeem those shares from the Trust within 18 months of the purchase date of the shares of the fund you exchanged.

How to Exchange Shares

Shares of the Trust can be exchanged for shares of certain other Centennial Trusts or other eligible funds, depending on whether you own your shares through your broker/dealer's Automatic Purchase and Redemption Program or as a direct shareholder.

HOW CAN PROGRAM PARTICIPANTS EXCHANGE SHARES?  If you participate in an Automatic
Purchase and Redemption Program sponsored by your broker/dealer, you may exchange shares held in your Program Account for shares of Centennial Money Market Trust,
Centennial Government Trust, Centennial Tax Exempt Trust, Centennial California Tax
Exempt Trust and Centennial New York Tax Exempt Trust (referred to in this
Prospectus as the "Centennial Trusts"), if available for sale in your state of residence by contacting your broker or dealer and obtaining a Prospectus of the selected Centennial Trust.

HOW CAN DIRECT SHAREHOLDERS EXCHANGE SHARES?  Direct shareholders can exchange shares of the Trust for Class A shares of certain eligible funds listed in the
Statement of Additional Information.  To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of the Trust and the fund whose shares you want to buy must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.

      Shares of a particular class of an eligible fund may be exchanged only for shares of the same class in other eligible funds.  For example, you can exchange shares of the Trust only for Class A shares of another fund, and you can exchange only Class A shares of another eligible fund for shares of the Trust.

      You may pay a sales charge when you exchange shares of the Trust.  Because shares of the Trust are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of the Trust for shares of other eligible funds that are sold subject to a sales charge. You will not pay a sales charge when you exchange shares of the Trust purchased by reinvesting distributions from the
Trust or other eligible funds (except Oppenheimer Cash Reserves), or when you exchange shares of the Trust purchased by exchange of shares of an eligible fund on which you paid a sales charge.

      For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss.  Since shares of the Trust normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.

      Direct shareholders can find a list of eligible funds currently available for exchanges in the Statement of Additional Information or you can obtain one by calling a service representative at 1.800.525.9310.  The list of eligible funds can change from time to time.

How Do Direct Shareholders Submit Exchange Requests?  Direct shareholders may request exchanges in writing or by telephone:

   o  Written Exchange Requests.  Complete an Exchange Authorization Form, signed by all owners of the account.  Send it to the Transfer Agent at the address on the back cover.

   o  Telephone Exchange Requests.  Telephone exchange requests may be made by calling a service representative at 1.800.525.9310.  Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES?  There are certain exchange policies you should be aware of:

   o  Shares are redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer
      Agent receives an exchange request that conforms to the policies described above.  Requests for exchanges to any of the Centennial Trusts must be received by the Transfer Agent by 4:00 P.M. on a regular business day to be effected that day.  The Transfer Agent must receive requests to exchange shares of the Trust to funds other than the Centennial Trusts on a regular business day by the close of the Exchange that day.  The close is normally
      4:00 P.M. but may be earlier on some days.

   o  The interests of the Trust's shareholders and the Trust's ability to manage its investments may be adversely affected when its shares are repeatedly exchanged over the short term.  When large dollar amounts are involved, the
      Trust may have difficulty implementing long-term investment strategies, because they cannot predict how much cash they will have to invest. Frequent exchange activity also may force the Trust to sell portfolio securities at disadvantageous times to raise the cash needed to meet those exchange requests. These factors may hurt the Trust's performance and their shareholders. When the Transfer Agent in its discretion believes frequent trading by any person, group or account would have a disruptive effect on the
      Trust's ability to manage their investments, the Transfer Agent  and the
      Trust may reject purchase orders and exchanges into the Trust. All accounts under common ownership or control within the Centennial or Oppenheimer funds complex may be considered by the Transfer Agent, with respect to the review of exchanges.  The Transfer Agent might not be able to detect frequent exchange activity conducted by the underlying owners of shares held in omnibus accounts, and therefore might not be able to effectively prevent frequent exchange activity in those accounts.  There is no guarantee that the
      Transfer Agent's controls and procedures will be successful to identify investors who engage in excessive trading activity or to curtail that activity.

   o  Because excessive trading can hurt fund performance and harm shareholders, the Trust reserves the right to refuse any exchange request that may, in the opinion of the Trust, be disadvantageous, or to refuse multiple exchange requests submitted by a shareholder or dealer.

   o  The Trust may amend, suspend or terminate the exchange privilege at any time.
      The Trust is currently not obligated to provide notice before rejecting an exchange offer.

   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Trust's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time it believes it is in the
      Trust's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Trust at any time.  If an account has more than one owner, the Trust and the Transfer Agent may rely on the instructions of any one owner.  Telephone privileges apply to each owner of the account and the broker/dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.  The Trust will provide you notice whenever it is required to do so by applicable law.

The Transfer Agent will record any telephone calls to verify data concerning transactions.  It has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data and by confirming such transactions in writing.  The Transfer Agent and the Trust will not be liable for losses or expenses arising out of telephone instructions where reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Payment for redeemed shares ordinarily is made in cash.  It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.
      However, under unusual circumstances determined by the Securities and
      Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker/dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Trust if the account value has fallen below $250 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor or Sub-Distributor for losses from the cancellation of share purchase orders.

Customer Identification Program.  Federal regulations may require the Trust to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security number, employer identification number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Trust or the Transfer Agent may use this information to attempt to verify your identity.  The Trust may not be able to establish an account if the necessary information is not received.  The Trust may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Trust is unable to verify your identity after your account is established, the Trust may be required to redeem your shares and close your account.

"Backup Withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Trust your correct, certified Social Security or Employer
      Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Trust will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Trust's privacy policy to shareholders having the same last name and address on the Trust's records. The consolidation of these mailings, called householding, benefits the Trust through reduced mailing expense.

      If you want to receive  multiple copies of these  materials,  you may call the
      Transfer  Agent at  1.800.525.9310.  You may also notify the Transfer Agent in writing.  Individual copies of prospectuses,  reports and privacy notices will be sent to you  commencing  within 30 days after the Transfer  Agent  receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees.  To maintain a net asset value of $1.00 per share, the Trust might withhold dividends or make distributions from capital or capital gains.  Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Trust from the purchase payment for such shares.

CAPITAL GAINS.  The Trust normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Trust does not seek capital gains, the Trust could realize capital gains on the sale of its portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year.  The Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

What Choices Do I Have for Receiving Distributions?  For Automatic Purchase and
      Redemption Programs, dividends and distributions are automatically reinvested in additional shares of the selected Trust.  For direct shareholders, when you open your account, specify on your application how you want to receive your dividends and distributions.  You have four options:

o     Reinvest All Distributions in the Trust.  You can elect to reinvest all dividends and capital gains distributions in additional shares of the Trust.
o     Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Trust while receiving other types of distributions by check or having them sent to your bank account.
o     Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank.
o     Reinvest Your Distributions in Another Account.  You can reinvest all distributions in the same class of shares of another eligible fund account you have established.

Under the terms of the Automatic Purchase and Redemption Program, your broker/dealer can redeem shares to satisfy debit balances arising in your Program
Account. If that occurs, you will be entitled to dividends on those shares as described in your Program Agreements.

TAXES. Exempt interest dividends paid from net investment income earned by the
Trust on municipal securities will be excludable from gross income for federal income tax purposes.  A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Trust earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

      Dividends paid by the Trust from interest on California municipal securities will be exempt from California individual income taxes, if at the close of each quarter at least 50% of the value of the Trust's assets are invested in debt obligations that pay interest exempt from California individual income taxes.
Dividends paid from income from municipal securities of issuers outside California will normally be subject to California individual income taxes.

      Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares.  Dividends paid from short-term capital gains are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.  Every year the Trust will send you and the
IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember, There May be Taxes on Transactions.  Because the Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.  Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by the Trust may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Trust on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Trust's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Trust share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Trust (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, the Trust's independent registered public accounting firm, whose report, along with the Trust's financial statements, is included in the Statement of Additional Information, which is available on request
FINANCIAL HIGHLIGHTS --------------------------------------------------------------------------------

  YEAR ENDED JUNE 30                                        2004           2003          2002          2001         2000
--------------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA

 Net asset value, beginning of period                     $ 1.00         $ 1.00        $ 1.00        $ 1.00       $ 1.00
--------------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain                      -- 1          .01           .01           .03          .03
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         -- 1         (.01)         (.01)         (.03)        (.03)
 Distributions from net realized gain                         --             --            -- 1          --           --
                                                          ----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                              -- 1         (.01)         (.01)         (.03)        (.03)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $ 1.00         $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                                          ================================================================

--------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN 2                                             0.21%          0.52%         0.89%         2.74%        2.63%

--------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)               $139,892       $152,856      $154,653      $157,316     $162,261
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $149,559       $156,348      $164,278      $166,654     $160,351
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                      0.21%          0.52%         0.89%         2.72%        2.57%
 Total expenses                                             0.78%          0.76%         0.77%         0.84%        0.83%
 Expenses after payments and waivers
 and reduction to custodian expenses                         N/A 4,5        N/A 4,5       N/A 4,5      0.81%        0.81%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary reimbursement of expenses less than 0.01%.

INFORMATION AND SERVICES

For More Information on Centennial California Tax Exempt Trust

The following additional information about the Trust is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION.  This document includes additional information about the Trust's investment policies, risks, and operations.  It is incorporated by reference into this Prospectus (which means it is legally part of this
Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS.  Additional information about the Trust's investments and performance is available in the Trust's Annual and Semi-Annual
Reports to shareholders.  The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and Semi-Annual
Reports, the notice explaining the Trust's privacy policy and other information about the Trust or your account:

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By Telephone:                            Call Shareholder Services, Inc.
                                         toll-free:
                                         1.800.525.9310
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By Mail:                                 Write to:
                                         Shareholder Services, Inc.
                                         P.O. Box 5143
                                         Denver, Colorado 80217-5143
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Information about the Trust including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Trust are available on the EDGAR database on the SEC's Internet website at www.sec.gov.
                                                                     -----------
Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                             The Trust's shares are distributed by:
The Trust's SEC File No.: 811-5871           Centennial Asset Management Corporation

PR0180.001.0804
Printed on recycled paper

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

      Graphic material included in Prospectus of Centennial California Tax Exempt
Trust (the "Trust") under the heading:  "Annual Total Returns (as of 12/31 each year)."

      Bar chart will be included in the Prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the past 10 full calendar years.  Set forth below are the relevant data points that will appear on the bar chart.

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Calendar Year Ended:             Annual Total Returns
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12/31/94                         2.16%
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12/31/95                         3.31%
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12/31/96                         2.79%
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12/31/97                         2.91%
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12/31/98                         2.57%
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12/31/99                         2.47%
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12/31/00                         2.94%
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12/31/01                         1.76%
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12/31/02                         0.61%
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12/31/03                         0.29%

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------------------------------------------------------------------------------
 Centennial California Tax Exempt Trust
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6803 South Tucson Way, Centennial, Colorado 80112
1.800.525.9310

Statement of Additional Information dated August 27, 2004

      This Statement of Additional Information is not a prospectus.  This document contains additional information about the Trust and supplements information in the Prospectus dated August 27, 2004.  It should be read together with the Prospectus, which may be obtained by writing to the Trust's
Transfer Agent, Shareholder Services, Inc., at P.O. Box 5143, Denver,
Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents

Page
About the Trust
Additional Information about the Trust's Investment Policies and Risks........
     The Trust's Investment Policies..........................................
     Other Investment Strategies..............................................
     Other Investment Restrictions............................................
How the Trust is Managed......................................................
     Organization and History.................................................
     Board of Trustees and Oversight Committees...............................
     Trustees and Officers of the Trust.......................................
     The Manager..............................................................
Service Plan..................................................................
Performance of the Trust......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Trust........................................

Financial Information About the Trust
Independent Auditors' Report..................................................
Financial Statements..........................................................

Appendix A: Description of Securities Ratings..............................A-1
Appendix B: Municipal Bond Industry Classifications........................B-1

                                    28
                                      2
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 ABOUT THE TRUST
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Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus.  This Statement of Additional Information
contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management
Corporation (referred to as the "Manager"), will select for the Trust.
Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies. The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting portfolio securities will vary over time.  The Trust is not required to use all of the investment techniques and strategies described below at all times in seeking its goal.  It may use some of the special investment techniques and strategies at some times or not at all.

      The Trust will not make investments with the objective of seeking capital growth.  However, the value of the securities held by the Trust may be affected by changes in general interest rates.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value.  Conversely, if interest rates decrease after a security is purchased, its value would rise.  However, those fluctuations in value will not generally result in realized gains or losses to the Trust since the Trust does not usually intend to dispose of securities prior to their maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

      The Trust may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Trust may also do so to generate cash to satisfy redemptions of Trust shares.  In such cases, the Trust may realize a capital gain or loss on the security.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Trust may invest are described in the Prospectus under "About the Trust's
Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X|   Municipal Bonds.  We have classified municipal securities having a maturity (when the security is issued) of more than one year as "municipal bonds." The principal classifications of long-term municipal bonds are
"general obligation" and "revenue" (including "industrial development")
bonds. They may have fixed, variable or floating rates of interest, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is 5 to 10 years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Trust might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

o     General Obligation Bonds.  The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

o     Revenue Bonds.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source.  Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities;
and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

o     Industrial Development Bonds.  Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control.  These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking.  The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

o     Private Activity Municipal Securities.  The Tax Reform Act of 1986 (the
"Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities.  The Tax
Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations.  Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt.  However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes.  More stringent restrictions were placed on the use of proceeds of such bonds.  Interest on certain private activity bonds is taxable under the revised rules.  There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified Section 501(c)(3) bonds, and qualified student loan bonds.  Normally, the Trust will not invest more than 20% of its total assets in private activity municipal securities or other taxable investments.

      In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds.  The value of the Trust's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Trust may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Trust) will be subject to the federal alternative minimum tax on individuals and corporations.

      The federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero.
This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income.  The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations.  Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

      In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

      To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit.  Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds.  Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Trust makes no independent investigation of the users of such bonds or their use of proceeds of the bonds.  If the Trust should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue
Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a
"related person" of such a substantial user.  This "substantial user"
provision applies primarily to exempt facility bonds, including industrial development bonds. The Trust may invest in industrial development bonds and other private activity bonds. Therefore, the Trust may not be an appropriate investment for entities which are "substantial users" (or persons related to
"substantial users") of such exempt facilities. Those entities and persons should consult their tax advisers before purchasing shares of the Trust.

      A "substantial user" of such facilities is defined generally as a
"non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds.  Generally, an individual will not be a
"related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X|   Municipal Notes.  Municipal securities having a maturity (when the security is issued) of one year or less are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Trust can invest in are described below.

o     Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

o     Revenue Anticipation Notes.  These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

o     Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

o     Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X|   Tax Exempt Commercial Paper.  This type of short-term obligation
(usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X|   Municipal Lease Obligations.  The Trust's investments in
municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities. Their purchase by the Trust would be limited as described below in "Illiquid Securities." From time to time the Trust may invest more than 5%
of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate:
o     the frequency of trades and price quotations for such securities;
o     the number of dealers or other potential buyers willing to purchase or sell such securities;
o     the availability of market-makers; and
o     the nature of the trades for such securities.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources.  That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Trust. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Trust.
While the Trust holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

Ratings of Securities - Portfolio Quality, Maturity and Diversification.
Under Rule 2a-7 of the Investment Company Act of 1940 ("Investment Company
Act"), the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share.  Rule 2a-7 imposes requirements for the maturity, quality and diversification of the securities which the Trust buys.  The Trust may purchase only those securities that the Manager, under procedures approved by the Board of
Trustees, has determined have minimal credit risk and, as such, are "eligible securities."

|X|   Quality.  Eligible securities are securities that have received a rating in one of the two highest short-term rating categories by a rating organization.  Rating organizations are designated by the SEC.  Eligible securities may be "first tier" or "second tier" securities.  First tier securities are those that have received a rating in the highest category for short term debt obligations by at least two rating organizations.  If only one rating organization has rated the security, it must be rated in the highest category for that rating organization.  U.S. government securities and securities issued by a registered money market mutual fund are also first tier securities.

      The Trust may also buy second tier "conduit securities."  These eligible securities are securities rated by rating organizations but are not first tier securities.  Conduit securities are municipal securities such as industrial development or revenue bonds issued to finance non-government projects.  The payment of the principal and interest on a conduit security is not the obligation of the municipal issuer, but is the obligation of another person who is ultimately responsible for the payment of principal and interest, such as the user of the facility.  The Trust may not invest more than 5% of its total assets in second tier conduit securities.

      The Trust may also buy unrated securities that the Manager determines are comparable in quality to a first or second tier security by applying certain criteria established by the Board to determine its creditworthiness.
These criteria require a high quality short term or long-term rating
(depending on the security) from a rating organization.  Unrated securities the Trust may buy include asset backed securities and securities subject to
"demand features" or "guarantees."

      The Trust may purchase a security subject to a guarantee if the guarantee is an eligible security or a first tier security. The trust may also purchase a security subject to a "conditional" demand feature if the demand feature is an eligible security and the Manager has decided that the conditional demand feature meets the requirements imposed by Rule 2a-7.

      If a security's rating is downgraded, the Manager or the Board of
Trustees may have to reassess the security's credit risk.  If a security is downgraded, the Manager or the Board of Trustees will promptly reassess whether the security continues to present minimal credit risk, reassess the status of the security as an "eligible security," and take such actions as is appropriate. If the Trust disposes of the security within five days of the
Manager learning of the downgrade, the Manager will provide the Board of
Trustees with subsequent notice of such downgrade.  If a security is in default, or ceases to be an eligible security, or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.

|X|   Diversification.  With respect to 75% of its total assets, the Trust cannot invest more than 5% of its total assets in securities issued by one issuer.  It cannot invest more than 5% of its total assets in securities of one issuer unless the security is a first tier security.  The Trust also cannot invest more than 1% of its total assets or $1.0 million, whichever is greater, in second tier securities of one issuer.  For diversification purposes, the Trust is considered to have purchased the security underlying a repurchase agreement if the repurchase agreement is fully collateralized.
For a refunded security, the Trust is considered to have the U.S. government securities underlying the refunded security.  For conduit securities, the
Trust considers the issuer to be the person ultimately responsible for payment of the obligation.  If the Trust buys an asset backed security, the issuer of the security is deemed to be the "special purpose" entity which issued the security.  A special purpose entity is an entity which is organized solely for the purpose of issuing asset backed securities.  If the asset backed securities issued by the special purpose entity include the obligations of another person or another special purpose entity and those obligations amount to 10% or more of the asset backed securities the Trust buys, that other person or entity is considered to be the issuer of a pro rata percentage of the asset backed security.

      The Trust may buy a security subject to a demand feature or guarantee.
In this case, with respect to 75% of its total assets, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees issued by the same issuer.  If the demand feature or guarantee is a second tier security, the Trust may not invest more than 5% of its total assets in securities subject to demand features or guarantees from the same issuer.  And, the Trust may not invest more than 10%
of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.  However, if the demand feature or guarantee is issued by a person who is a non-controlled person, the Trust does not have to limit its investments to no more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.

|X|   Maturity.  The Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single security must not be in excess the maximum permitted maturity under Rule 2a-7 (or any other applicable rule) which is currently 397 days from the date of purchase.  The Trust also may buy adjustable and floating rate securities, enter into repurchase agreements and lend portfolio securities.  Rule 2a-7 defines how the maturities of these securities are determined.

      Demand Features and Guarantees.  Demand features and guarantees and some of their uses are described in the Prospectus.  The Trust also uses demand features and guarantees to satisfy the maturity, quality and diversifications requirements described above.  The Trust considers the person which issues the demand feature as the person to whom the Trust will look for payment.  An unconditional demand feature is considered a guarantee and the Trust looks to the person making the guarantee for payment of the obligation of the underlying security.

      When the Trust buys municipal securities, it may obtain a demand feature from the seller to repurchase the securities that entitles the Trust to achieve same day settlement from the repurchaser and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.  Another type of demand feature purchased in conjunction with a Municipal Security enables the Trust to sell the underlying security within a specified period of time at a fixed exercise price.  The Trust may pay for demand features either separately in cash or by paying a higher price for the securities acquired subject to the demand features.  The Trust will enter into these transactions only with banks and dealers which, in the Manager's opinion, present minimal credit risks.  The Trust's purchases of demand features are subject to the provisions of Rule 2a-7 under the Investment Company Act because the Trust uses the amortized cost method to value its portfolio securities.

      The Trust's ability to exercise a demand feature or guarantee will depend on the ability of the bank or dealer to pay for the securities if the demand feature or guarantee is exercised.  If the bank or dealer should default on its obligation, the Trust might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.
Demand features and guarantees are not transferable by the Trust, and therefore terminate if the Trust sells the underlying security to a third party.  The Trust intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements may enable the Trust to sell a security at a pre-arranged price which may be higher than the prevailing market price at the time the demand feature or guarantee is exercised. Any considerations paid by the Trust for the demand feature (which increases the cost of the security and reduces the yield otherwise available for the security) will be reflected on the Trust's books as unrealized depreciation while the demand feature or guarantee is held, and a realized gain or loss when demand feature is exercised or expires.

Other Investment Strategies

Floating Rate/Variable Rate Obligations.  The Trust may invest in instruments with floating or variable interest rates.  The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard.
The rate on the investment is adjusted automatically each time the market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval.  Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding the maximum time permitted under Rule 2a-7 (which is currently 397 days).  These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note.
The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note.  The interest rates on these notes fluctuate from time to time.  The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those obligations.  Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

      Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded.  Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand.  These types of obligations usually are not rated by credit rating agencies.  The Trust may invest in obligations that are not rated only if the Manager determines at the time of investment that they are Eligible Securities.  The Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Trust's portfolio on an ongoing basis.  There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

When-Issued and Delayed Delivery Transactions.  As stated in the Prospectus, the Trust may invest in municipal securities on a "when-issued" or "delayed delivery" basis. Payment for and delivery of the securities shall not exceed
120 days from the date the offer is accepted.  The purchase price and yield are fixed at the time the buyer enters into the commitment.  During the period between the time of commitment and settlement, no payment is made by the Trust to the issuer and no interest accrues to the Trust from this investment.  However, the Trust intends to be as fully invested as possible and will not invest in when-issued securities if its income or net asset value will be materially adversely affected.  At the time the Trust makes the commitment to purchase a municipal security on a when-issued basis, it will record the transaction on its books and reflect the value of the security in determining its net asset value.  It will also segregate cash or other liquid high quality municipal securities equal in value to the commitment for the when-issued securities. While when-issued securities may be sold prior to settlement date, the Trust intends to acquire the securities upon settlement unless a prior sale appears desirable for investment reasons.  There is a risk that the yield available in the market when delivery occurs may be higher than the yield on the security acquired.

Repurchase Agreements.  In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor (a U.S.
commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion or a broker-dealer with a net capital of at least $50 million and which has been designated a primary dealer in government securities). They must meet credit requirements set by the Manager from time to time.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase.  Repurchase agreements are considered "loans" under the Investment Company Act collateralized by the underlying security.  The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.  Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Trust, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Bank Loan Participation Agreements.  The Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities.  Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan.  Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.
Thus, the Trust must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan.  If the borrower fails to pay scheduled principal or interest payments, the Trust may experience a reduction in income.

Loans of Portfolio Securities.  To attempt to increase its income, the Trust may lend its portfolio securities to qualified borrowers (other than in repurchase transactions).  There are risks in connection with securities lending. The Trust might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities.
The Trust presently does not intend to lend securities; but if it does, these loans cannot exceed 25% of the value of the Trust's total assets.  Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

      The Trust must receive collateral for a loan.  Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Trust is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the
Trust.

      When it lends securities, the Trust receives amounts equal to the dividends or interest on the loaned securities.  It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower.  The
Trust may pay reasonable finder's, administrative or other fees in connection with these loans.  The terms of the Trust's loans must meet applicable tests under the Internal Revenue Code and must permit the Trust to reacquire loaned securities on five days' notice or in time to vote on any important matter.

Special Risks of Investing Primarily in California Municipal Securities.
Because the Trust focuses its investments primarily on California municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of California and its municipalities, authorities and other instrumentalities that issue securities.  The following information is a brief summary of factors affecting the economy of the State of California and does not purport to be a complete description of such factors.  Other factors will affect issuers.
The summary is based primarily upon one or more publicly available offering statements relating to debt offerings of California issuers, the latest of which is dated June 9, 2004.  The Trust has not independently verified the information.  The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the
State of California, and there is no responsibility on the part of the State of California to make payments on such local obligations.

      There have been a number of political developments, voter initiatives, state constitutional amendments and legislation in California in recent years that may affect the ability of the State government and municipal governments to pay interest and repay principal on the securities they have issued.  In addition, in recent years, the State of California has derived a significant portion of its revenues from personal income and sales taxes.  Because the amount collected from these taxes is particularly sensitive to economic conditions, the State's revenues have been volatile. For example, the State estimates that stock market related personal income tax revenue declined from
$17.6 billion in fiscal year 2000-01 to $5.2 billion in 2002-03.

      It is not possible to predict the future impact of the legislation and economic considerations described below on the long-term ability of the State of California or California municipal issuers to pay interest or repay principal on their obligations.  In part that is because of possible inconsistencies in the terms of the various laws and Propositions and the applicability of other statutes to these issues.  The budgets of California counties and local governments may be significantly affected by state budget decisions beyond their control.  The information below about these conditions is only a brief summary, based upon information the Trust has drawn from sources that it believes are reliable.

|X|   Changes to the State Constitution.  Changes to the state constitution in recent years have raised general concerns about the ability of the State and municipal governments in California to obtain sufficient revenues to pay their bond obligations.  In 1978, California voters approved Proposition 13, an amendment to the state constitution.  The Proposition added a new section to the constitution that limits ad valorem taxes on real property and restricts the ability of local taxing entities to increase real property taxes.  However, legislation enacted after Proposition 13 provided help to
California municipal issuers to raise revenue to pay their bond obligations.
During the severe recession California experienced from 1991 to 1993, the
State legislature eliminated significant components of its aid to local governments.  Whether legislation will be enacted in the future to either increase or reduce the redistribution of State revenues to local governments, or to make them less dependent on State budget decisions, cannot be predicted.  Even if legislation increasing such redistribution is passed, it cannot be predicted whether in every instance it will provide sufficient revenue for local municipal issuers to pay their bond obligations.

      Another amendment to the state constitution may also have an adverse impact on state and municipal bond obligations.  That amendment restricts the state government from spending amounts in excess of appropriation limits imposed on each state and local government entity.  If revenues exceed the appropriation limit, those revenues must be returned, in the form of a revision in the tax rates or fee schedules.

|X|   Voter Initiatives.  In addition to Proposition 13, California voters have approved a number of initiatives that affect the ability of the state and municipalities to finance their bond obligations.  In 1988, California voters approved Proposition 98, which requires a minimum level of funding for public schools and community colleges.  In 1986, voters approved Proposition
62, which had a number of effects. One requires that any special tax imposed by a local government must be approved by a two-thirds vote of the electorate.  In 1995, the California Supreme Court upheld the constitutionality of that Proposition.  That created uncertainty as to the legality of certain local taxes enacted by non-charter cities without voter approval. It is not possible to predict the eventual impact of that decision.

      In 1996, California voters approved Proposition 218.  That initiative applied the provisions of Proposition 62 to all government entities, including cities having charters.  It requires that all taxes for general purposes be approved by a simple majority of the popular vote, and that taxes for special purposes must be approved by a two-thirds majority vote.
Proposition 218 also limits the authority of local governments to impose property-related assessments, fees and charges.  It requires that such assessments be limited to the special benefit conferred and prohibits their use for general governmental services.  The Proposition enables voters to use their initiative powers to reduce or repeal previously-authorized taxes, assessments, fees and charges. Counties, in particular, have had fewer options to raise revenues than many other local governments entities and have been required to maintain many services.

Approved in March 2004, Proposition 58 requires the State to enact a balanced budget, establish a special reserve in the General Fund and restricts future borrowing to cover budget deficits. As a result of the provisions requiring the enactment of a balanced budget and restricting borrowing, the State would, in some cases, have to take more immediate actions to correct budgetary shortfalls. Beginning with the budget for fiscal year 2004-05,
Proposition 58 requires the Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance.

      If the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor is authorized to declare a fiscal emergency. He or she would then be required to propose legislation to address the emergency, and call the Legislature into special session for that purpose. If the Legislature fails to pass and send to the Governor legislation to address the budget fiscal emergency within 45 days, the
Legislature would be prohibited from (a) acting on any other bills or (b)
adjourning in joint recess until such legislation is passed.

      Proposition 58 will also prohibit certain future borrowing to cover budget deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of borrowing, such as (a)
short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or (b) inter-fund borrowings.

|X|   Effect of other State Laws on Bond Obligations.  Some of the tax-exempt securities that the Trust can invest in may be obligations payable solely from the revenues of a specific institution or secured by specific properties.  These are subject to provisions of California law that could adversely affect the holders of such obligations.  For example, the revenues of California health care institutions may be adversely affected by State laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.  Debt obligations payable solely from revenues of health care institutions may also be insured by the State but no guarantee exists that adequate reserve funds will be appropriated by the State legislature for such purpose.

|X|   General Economic Conditions in the State.  The California economy and general financial condition affect the ability of the State and local government to raise and redistribute revenues to assist issuers of municipal securities to make timely payments on their obligations.  California is the most populous state in the nation with a total population estimated at over
35 million.  California has a diverse economy, with major employment in the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors.

      A significant downturn in U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the important high technology sector.  Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by, a significant downturn in the performance of the stock markets.

      Since early 2001, the State has faced severe financial challenges, which may continue for several years.  The State experienced an economic recession in 2001 and a sluggish recovery in 2002 and 2003 (with greatest impacts in the high technology, internet, and telecommunications sectors, especially in Northern California); weakened exports; and most particularly, large stock market declines (with attendant declines in stock option values and capital gains realizations). These adverse fiscal and economic factors resulted in a serious erosion of General Fund tax revenues. The three largest
General Fund tax sources (personal income, sales and use, and corporate taxes) totaled $72.8 billion in fiscal year 2000-01, were $59.7 billion in
2001-02, were $61.9 billion in 2002-03, and, as of July 31, 2004, are projected to be $67.0 billion in 2003-04 and $71.7 billion in 2004-05.

      It is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy.  In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area.  The possibility exists that another such earthquake could create a major dislocation of the California economy and significantly affect
State and local governmental budgets.

      Prior Years' Financial Results. Following a severe recession beginning in 1990, the State's financial condition improved markedly during the fiscal years starting in 1995-96, due to a combination of better than expected revenues, a slowdown in growth of social welfare programs, and continued
spending restraint based on actions taken in earlier years.  The State's cash position also improved, with the State's General Fund taking in substantially greater tax revenue than was initially planned when the budgets were enacted for the fiscal years ended in 1996, 1997, 1998, 1999 and 2000 ($2.2 billion,
$1.6 billion, $2.4 billion, $1.7 billion and $8.2 billion, respectively), an no external deficit borrowing occurred through the end of the five fiscal years prior to 2001-02.The final estimate of 2001-02 revenues and expenditures showed an unprecedented drop in revenues compared to the prior year.  The final estimate for the three largest tax sources was $59.7 billion, a drop of over $13 billion from 2000-01, the vast bulk of which was attributable to reduced personal income taxes from stock option and capital gains activity.  Consequently, the Department of Finance estimates that, on a budgetary basis, the General Fund had a $2.1 billion deficit at June 30,
2002.

      2002 Budget Act.  The 2002 Budget Act initially forecast $79.2 billion in General Fund revenues and transfers and $76.7 billion in expenditures.
These revenue estimates proved to be substantially overstated, as expected economic recovery did not occur.  The Legislature passed budget adjustment legislation in the spring of 2003, totaling about $10.1 billion in spending reductions, deferrals and funding transfers ($5.1 billion for 2002-03 and
$5.3 billion for 2003-04). The largest part of the reductions (including a
$1.1 billion deferral into the 2003-04 fiscal year) were for K-12 education funding.  Actual revenues and transfers in 2002-03 were $71.9 billion, with expenditures of $77.9 billion.

      2003 Budget Act.  The 2003 Budget Act forecasted $73.4 billion in
General Fund revenues and transfers and $71.1 billion in expenditures. The
2003 Budget Act addressed its potential $38.2 billion gap between expenditures and resources through a combination of program reductions ($17.6 billion), deficit financing ($10.7 billion), new revenues ($4.5 billion), funding shifts ($4.4 billion) and loans and other borrowing ($2.3 billion).

      At a special election held in October 2003, the Governor of the State,
Gray Davis, was recalled and replaced by Arnold Schwarzenegger, who took office in November.  Governor Schwarzenegger proposed placing a bond measure on the March 2004 ballot which would authorize the issuance of up to $15 billion of economic recovery bonds to replace the fiscal recovery bonds authorized by the 2003 Budget Act.  On March 2, 2004, California voters approved both the fiscal recovery bonds and a related balanced budget amendment described under "Economic Recovery Bonds" below.

      In December 2003, the Governor proposed additional reductions totaling
$3.9 billion ($2.3 billion in 2003-04 and $1.6 billion in 2004-05).  Of these proposals, approximately $1.366 billion were either not adopted or became unachievable.

According to the 2004 Budget Act, revenues and transfers for 2003-04 were estimated to be $74.6 billion with $75.6 billion in expenditures. As a result of the sale of the Economic Recovery Bonds and the use of the Deficit
Recovery Fund (see below), California ended the fiscal year with a positive balance of $2.2 billion in its Special Fund for Economics Uncertainties.

      2004 Budget Act. The 2004-05 Governor's Budget, released in January
2004, projected General Fund revenues for 2003-04 of $77.6 billion, an increase of $4.3 billion compared with 2003 Budget Act estimates (including a
$2 billion increase in major tax revenues due to the improved economic forecast and $3 billion in additional bond proceeds).  This budget also forecasted General Fund expenditures for 2003-04 of $78.0 billion, an increase of $6.9 billion compared with 2003 Budget Act estimates (including
$2.65 billion in expenditures for vehicle license fee backfill payments to local governments which were suspended by Governor Davis in July 2003, but resumed by Governor Schwarzenegger in November 2003).

      The 2004-05 Budget projected that, in the absence of corrective actions to change existing policies, operating deficits, estimated at $14 billion for fiscal 2004-05, would continue to be incurred.  The budget projected General
Fund revenues for 2004-05 of $76.4 billion, a decrease of $1.2 billion compared with revised estimates for 2003-04.  General Fund expenditures were projected at $76.1 billion, a decrease of $2.0 billion compared with revised estimates for 2003-04.  The budget included $7.3 billion in program reductions and related cost savings in 2003-04 and 2004-05 combined.
Finally, the budget proposed a $1.3 billion property tax shift from local governments to schools.

      In its January 2004 analysis of the 2004-05 Budget, the Legislative
Analyst's Office (the "LAO") observed that even with spending reductions, the
2004-05 Budget does not fully address the State's ongoing budget problem -
leaving a roughly $6 billion shortfall between expenditures and revenues in
2005-06.  The report concludes that additional savings proposals or revenue increases will be necessary to resolve the State's "chronic budget crisis."

      The Governor's 2004 May Revision to his budget projected an increase of
$3.1 billion in anticipated revenue for the current and prior years.  This increase was offset by additional pressures on the General Fund primarily due to caseload increases in benefit plans, an increase in the Proposition 98 guarantee, and court cases.  The net effect of the changes together with policy changes included in the 2004 May Revision increased the projected reserve at the end of 2004-05 from $635 million to $998 million.

      In its May 2004 report, the LAO commented that on the positive side, the 2004 May Revision has real savings in numerous areas of the budget, and if adopted, it would result in a balanced budget in 2004-05 and leave the
State with sufficient economic recovery bond proceeds to address much of the projected structural budget gap for 2005-06.  Nevertheless, the LAO observed that it believed that the 2004 May Revision misses an important opportunity to make more meaningful inroads toward eliminating the State's long-term imbalance because the 2004 May Revision relies on less ongoing savings than the January budget, and in other instances, increases the State's future spending commitments.  The LAO estimated that the 2006-07 shortfall would approach $8 billion, and that annual operating deficits above $6.5 billion would persist for the forecast period (through 2008-09).

      The Governor signed the 2004 Budget Act on July 31, 2004. The 2004
Budget Act forecasts $77.3 billion in General Fund revenues and transfers and
$80.7 billion in expenditures. The Act projects that by utilizing $1.4 billion of the prior year's $3.1 billion General Fund balance and an additional $2.0 billion from the Deficit Recovery Fund the General Fund will end the year with a positive balance of $1.7 billion.

      In connection with the 2004 Budget Act, local governments reached an agreement with the Governor and legislative leaders to place an initiative on the November 2004 ballot to permanently limit the State's ability to reallocate property and sales tax revenue away from local governments to the
State. In exchange, local governments have agreed to transfer $1.3 billion in local funds to the State each year.

      Future Budgets. It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing
State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.

State Indebtedness
------------------

      General Obligation Bonds. As of May 1, 2004, the State had
approximately $35.0 billion of its general obligation bonds outstanding.
General obligation bond authorizations in an aggregate amount of approximately $30.7 billion remained unissued as of that date.

      Ratings. As of July 27, 2004, the State's general obligation bonds were rated A3 by Moody's, BBB by Standard & Poor's, and BBB by Fitch Ratings. In
May 2004, Moody's upgraded its rating from BAA1 to A3 and stated that the upgrade reflected a now established trend of recovery in the State's economy and tax revenues, as well as an improved state budgetary and liquidity outlook.  In December 2003, Fitch Ratings lowered the State's general obligation bond rating to BBB from A citing the State's heavy reliance on the completion of an increased deficit financing, the tremendous amount of measures needed to close a widening budget gap, and the decision to submit the deficit bonds and the balanced budget proposal for the March 2004 election, which would inject another element of uncertainty.  In July 2003,
Standard and Poor's lowered its rating to BBB from A, citing the lack of progress in adopting a fiscal 2004 budget and the gubernatorial recall election as reasons for the downgrade. However, Standard and Poor's stated
that further credit deterioration in the short term is unlikely absent a severe cash flow crisis.  It is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch Ratings will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

      Economic Recovery Bonds.  The California Economic Recovery Bond Act
("Proposition 57") was approved by the voters at the statewide primary election in March 2004. Proposition 57 authorizes the issuance of up to $15 billion in economic recovery bonds to finance the negative General Fund reserve balance as of June 30, 2004, and other General Fund obligations undertaken prior to June 30, 2004.

      The cash flow projections included in the 2004-05 Governor's Budget assume that $12.3 billion of net proceeds from economic recovery bonds will be deposited in the General Fund by June 2004. The State may issue the remainder of authorized economic recovery bonds in future fiscal years. The
State's General Obligation Bond Law authorizes the issuance of short-term bond anticipation notes payable from the proceeds of voter authorized bonds.
The State may issue long-term bonds under Proposition 57 or bond anticipation notes followed by takeout long-term bonds, depending upon market conditions and timing requirements.

      Repayment of the economic recovery bonds is secured by a pledge of revenues from a one-quarter cent increase in the State's sales and use tax starting July 1, 2004. Fifty percent, or up to $5 billion of future deposits in the reserve fund created by the Balanced Budget Amendment approved by
Proposition 58, may be used to repay the economic recovery bonds. In addition, as voter-approved general obligation bonds, the economic recovery bonds will be secured by the State's full faith and credit in the event the dedicated revenue is insufficient to repay the bonds.

      In May 2004, the State issued $7.9 billion of economic recovery bonds, which resulted (due to the sale of bonds at a premium) in the deposit of net proceeds in the General Fund of approximately $8.3 billion. In June 2004, the
State offered $3.0 billion of additional economic recovery bonds, which is projected to result in an additional $3.0 billion of net proceeds to the
General Fund, for a combined projected General Fund contribution of approximately $11.3 billion. The State may issue the remainder of authorized economic recovery bonds in future fiscal years.

      Commercial Paper Program. Pursuant to the terms of the bank credit agreement presently in effect supporting the State's general obligation commercial paper program, not more than $1.5 billion of general obligation commercial paper notes may be outstanding at any time; this amount may be increased or decreased in the future. As of May 1, 2004, the finance committees had authorized the issuance of up to approximately $20.2 billion of commercial paper notes; as of that date approximately $250 million aggregate principal amount of general obligation commercial paper notes was outstanding.

      Lease-Purchase Debt. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. As of May 1, 2004, the State had approximately $7.3 billion of outstanding lease purchase debt.

      Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. State agencies and authorities had $44.4 billion aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of December 31, 2003.

      Cash Flow Borrowings.  As part of its cash management program, the
State has regularly issued short-term obligations to meet cash flow needs.
With insufficient cash resources to pay the debt service due for previously issued revenue anticipation notes, the State Controller issued $11 billion of
Revenue Anticipation Warrants in June 2003 to provide enough additional cash to pay this debt and to pay other State obligations coming due in June 2003 and in the first months of the 2003-04 fiscal year.

      The State issued $3 billion of Revenue Anticipation Notes in October
2003, which matured on June 23, 2004.  The most recent cash flow projections prepared by the Department of Finance show that there would be sufficient cash and unused borrowable resources available for use by the General Fund to pay principal of and interest on these notes when due.

      Repayment of Energy Loans.  The Department of Water Resources (the
"DWR") borrowed money from the General Fund for DWR's power supply program between January and June 2001.  DWR has issued approximately $11.25 billion in revenue bonds in several series and in the fall of 2002 used the net proceeds of the revenue bonds to repay outstanding loans from banks and commercial lenders in the amount of approximately $3.5 billion and a loan from the General Fund in the amount of $6.1 billion plus accrued interest of approximately $500 million.  Issuance of the DWR revenue bonds had been delayed since mid-2001 by a number of factors, including administrative and legal challenges.

      The loans from the General Fund and the banks and commercial lenders financed DWR's power supply program costs during 2001 that exceeded DWR's revenues from the sale of electricity.  The general purpose of the power supply program was to provide to customers of the three major investor-owned electric utilities in the State (the  "IOUs") the portion of their power not provided by the IOUs.  The power supply program has become self-supporting and no additional loans from the General Fund are authorized.  As of January
1, 2003, the DWR's authority to enter into new power purchase contracts terminated, and the IOUs resumed responsibility for obtaining electricity for their customers.

      The primary source of money to pay debt service on the DWR revenue bonds will be revenues derived from customers of the IOUs resulting from charges set by the California Public Utilities Commission. The DWR revenue bonds are not a debt or liability of the State and do not directly, indirectly or contingently obligate the State to levy or to pledge any form of taxation whatever therefor or to make any appropriation for their payment.

      Enhanced Tobacco Settlement Revenue Bonds. In 1998, the State (together with 45 other states and certain U.S. jurisdictions) signed a settlement agreement with the four major cigarette manufacturers. The State agreed to drop its lawsuit and not to sue in the future for monetary damages. Tobacco manufacturers agreed to billions of dollars in payments and restrictions on marketing activities. Under the settlement, the companies agreed to pay
California governments approximately $25 billion (subject to adjustments)
over a period of 25 years. Payments continue in perpetuity, with current projections of $1.2 billion in 2025, steadily increasing each year to $1.6 billion in 2045. Under a separate Memorandum of Understanding, half of the money will be paid to the State and half to local governments (all counties and the cities of San Diego, Los Angeles, San Francisco and San Jose).

      An initial sale of 57.6% of the State's tobacco settlement revenues from July 1, 2003, onward, was completed in January 2003 and produced $2.5 billion in revenue. A second sale of the remaining amount, which produced
$2.3 billion in revenue, was completed in September 2003. The 2003 Budget Act authorizes the Director of Finance to make allocations with legislative notification if tobacco settlement revenues are insufficient to cover the cost of the tobacco securitization program. The Legislature is not obligated to make any such requested appropriation in the future.

      Tobacco settlement revenue bonds are neither general nor legal obligations of the State or any of its political subdivisions and neither the faith and credit nor the taxing power nor any other assets or revenues of the
State or of any political subdivision is or shall be pledged to the payment of any such bonds.

|X|   Financial Problems of Local Governments.  It is not possible to predict the future impact of the voter initiatives. State constitutional amendments, legislation or economic considerations described above, or of such initiatives, amendments or legislation that may be enacted in the future, on the long-term ability of California municipal issuers to pay interest or repay principal on their obligations.  There is no assurance that any
California issuer will make full or timely payments of principal or interest or remain solvent.  For example, in December 1994, Orange County, California, together with its pooled investment funds, which included investment funds from other local governments, filed for bankruptcy.  The County has since emerged from bankruptcy.  Los Angeles County, the nation's largest county, in the recent past has also experienced financial difficulty and its financial condition will continue to be affected by the large number of County residents who are dependent on government services and by a structural deficit in its health department.  Moreover, California's improved economy has caused Los Angeles County, and other local governments, to come under increased pressure from public employee unions for improved compensation and retirement benefits.

      In June 2003, it was determined that insufficient General Fund moneys were available to continue to fund any portion of the vehicle license fee offsets to local governments as of that date. Accordingly, in October 2003, the vehicle license fee paid by taxpayers returned to pre-1999 levels.  In his first days in office, Governor Schwarzenegger rescinded the vehicle license fee increase retroactive to October 1 and his 2004-05 Budget proposes to fully fund the backfill payments. Backfill payments totaling $2.65 billion and $4.06 billion are anticipated to be paid to local governments in fiscal years 2003-04 and 2004-05, respectively.  The Legislature has authorized the repayment in August 2006 of approximately $1.3 billion that was not received by local governments during the time period between the suspension of the offsets and the implementation of the higher fees.

      The 2004-05 Governor's Budget proposed to increase transfers to school districts by $1.3 billion, with $135 million coming from community redevelopment agencies and the remainder from cities, counties, and other special districts.  Instead of the 2004-05 Governor's Budget proposal to increase transfers to schools, the Administration and representatives from local government have reached an understanding (which remains subject to approval by the Legislature) on a proposal to revise the State-local fiscal relationship. This proposal, as outlined in the 2004 May Revision, will reduce the vehicle license fee from 2 percent to 0.65 percent of the value of the vehicle. In order to protect local governments, the reduction in vehicle license fee revenue to cities and counties from this rate change will be replaced by an increase in the amount of property tax they receive.

      Under the proposed agreement, for 2004-05 and 2005-06 only, the replacement property taxes that cities and counties receive would be reduced by $700 million. In future years, local governments would receive the full value of the vehicle license fee revenue that they would have received under current law. Also for these two fiscal years, the proposed agreement would require redevelopment agencies to shift $250 million in property tax revenue they would otherwise receive to schools, and special districts would shift
$350 million to schools. As part of the proposed agreement, a constitutional amendment (which is currently being developed) would protect local governments' property, sales, and vehicle license fee revenues in future years. An initiative measure that also seeks to protect revenues for local governments has already qualified for the November 2004 ballot.

Other Investment Restrictions

      |X|   What Are "Fundamental Policies?"  Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional
Information are "fundamental" only if they are identified as such.  The
Trust's Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this
Statement of Additional Information, as appropriate. The Trust's most significant investment policies are described in the Prospectus.

|X|   Does the Trust Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Trust.

o     The Trust cannot make loans, except that the Trust, may purchase debt securities described in "Investment Objective and Policies," and other securities substantially similar thereto, and repurchase agreements; and the Trust may lend its portfolio securities as described in its investment policy stated above;

o     The Trust cannot borrow money in excess of 10% of the value of its total assets or make any investment when borrowings exceed 5% of the value of its total assets; it may borrow only as a temporary measure for extraordinary or emergency purposes; no assets of the Trust may be pledged, mortgaged or assigned to secure a debt;

o     The Trust cannot invest in commodities or commodity contracts, or invest in interests in oil, gas, or other mineral exploration or development programs;

o     The Trust cannot invest in real estate; however, the Trust may purchase
         Municipal Bonds or Notes secured by interests in real estate;

o     The Trust cannot make short sales of securities or purchase securities on margin, except for short-term credits necessary for the clearance of purchases and sales of portfolio securities;

o     The Trust cannot invest in or hold securities of any issuer if those officers and Trustees of the Trust or the Manager individually owning more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;

o     The Trust cannot underwrite securities of other companies;

o     The Trust cannot invest in securities of other investment companies except as they may be acquired as part of a merger, consolidation or acquisition of assets; or

o     The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow
         arrangements are established, to cover the related obligations.

o     As a fundamental policy, The Trust cannot invest in any debt instrument having a maturity in excess of the time period provided for in Rule
         2a-7 of the Investment Company Act, or any other applicable rule, or in the case of a debt instrument subject to a repurchase agreement or called for redemption, unless purchased subject to a demand feature which may not exceed the time period provided for in Rule
         2a-7, or any other applicable rule.

o     The Trust cannot invest 25% or more of its total assets in any one industry; however, for the purposes of this restriction, municipal securities and U.S. government obligations are not considered to be part of any single industry.

      For purposes of the investment restrictions listed above, the identification of the "issuer" of a municipal security depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer.  Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer.  However, if in either case the creating government or some other entity guarantees the security, such guarantee would be considered a separate security and would be treated as an issue of such government or other agency. Conduit securities are deemed to be issued by the person ultimately responsible for payments of interest and principal on the security.

      In applying the restrictions as to the Trust's investments, the Manager will consider a nongovernmental user of facilities financed by industrial development bonds as being in a particular industry, despite the fact that there is no industry concentration limitation as to municipal securities the
Trust may own.  Although this application of the restriction is not technically a fundamental policy of the Trust, it will not be changed without shareholder approval. Should any such change be made, the Prospectus and/or
Statement of Additional Information will be supplemented to reflect the change.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

      For purposes of the Trust's policy not to concentrate its investments in securities of issuers, the Trust has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.  This is not a fundamental policy.

How the Trust is Managed

Organization and History.  The Trust is an open-end, diversified management investment company organized as a Massachusetts business trust in 1989, with an unlimited number of authorized shares of beneficial interest.

|X|   Classes  of  Shares.  The Trust  has a single  class of shares of stock.
While  that class has no  designation,  it is deemed to be the  equivalent  of
Class A for purposes of the shareholder  account  policies that apply to Class
A shares of the Oppenheimer funds.

      Shares of the Trust are freely transferable.  Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders.  There are no preemptive or conversion rights and shares participate equally in the assets of the Trust upon liquidation.

|X|   Meetings of Shareholders.  As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Trust will hold meetings when required to do so by the
Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee.  The
Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Trust valued at $25,000 or more or constituting at least 1% of the Trust's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment
Company Act.

|X|   Shareholder and Trustee Liability.  The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Trust's obligations. It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a
"partner" under certain circumstances. However, the risk that a Trust shareholder will incur financial loss from being held liable as a "partner"
of the Trust is limited to the relatively remote circumstances in which the
Trust would be unable to meet its obligations.

      The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Trust) agrees under its
Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager.  Although the Trust will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Declaration of Trust.

      The Board of Trustees has an Audit Committee, a Review Committee and a
Governance Committee.  The Audit Committee is comprised solely of Independent
Trustees. The members of the Audit Committee are Edward L. Cameron
(Chairman), George C. Bowen, Robert J. Malone and F. William Marshall, Jr.
The Audit Committee held six meetings during the fiscal year ended June 30,
2004. The Audit Committee furnishes the Board with recommendations regarding the selection of the Trust's independent auditors. Other main functions of the Audit Committee include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii)
reviewing reports from the Trust's independent auditors regarding the Trust's internal accounting procedures and controls;  (iii) review reports from the
Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Trust's independent auditors and its Independent
Trustees; and (v) exercise all other functions outlined in the Audit
Committee Charter, including but not limited to reviewing the independence of the Trust's independent auditors and the pre-approval of the performance by the Trust's independent auditors of any non-audit service, including tax service, for the Trust that is not prohibited by the Sarbanes-Oxley Act.

      The Audit Committee's functions include selecting and nominating, to the full Board, nominees for election as Trustees, and selecting and nominating Independent Trustees for election.  The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      To date, the Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the Committee in care of the Trust.  The Committee may consider such persons at such time as it meets to consider possible nominees.  The
Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose of considering potential nominees.

      The members of the Review Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Richard F. Grabish, Sam Freedman, and Beverly Hamilton.  The
Review Committee held six meetings during the fiscal year ended June 30,
2004. Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Trust's transfer agent and the services provided to the Trust by the transfer agent.  The
Review Committee also reviews the Trust's investment performance and policies and procedures adopted by the Trust to comply with Investment Company Act and other applicable law.

The members of the Governance Committee are Robert Malone (Chairman), William
Armstrong, Beverly Hamilton and F. William Marshall, Jr. The Governance
Committee was established in August 2004 and did not hold any meetings during the Fund's fiscal year ended June 30, 2004. The Governance Committee is expected to review general governance matters.

Trustees and Officers of the Trust. Except for Messrs. Murphy and Grabish,
each of the Trustees  are "Independent Trustees," as under the Investment
Company Act. Mr. Murphy is an "Interested Trustee," because he is affiliated with OppenheimerFunds, Inc. by virtue of his positions as an officer and director of OppenheimerFunds, Inc., and as a shareholder of its parent company. Mr. Murphy was elected as a Trustee of the Trust with the understanding that in the event he ceases to be the chief executive officer of OppenheimerFunds, Inc., he will resign as a trustee of the Trust and the other Board II Funds (defined below) for which he is a trustee or director.
Mr. Grabish is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions with A.G. Edwards & Sons, Inc. and its affiliates (as described in his biography below), which is a partial owner of the Manager's parent company.

      The Trust's Trustees and officers and their positions held with the
Trust and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Trust as well as the aggregate dollar range of shares of the Oppenheimer/Centennial funds beneficially owned by the Trustees. All of the Trustees are also trustees or directors of the following
Oppenheimer/Centennial funds. However, Mr. Grabish is only a Trustee/Managing
General Partner of the Centennial Government Trust, Centennial California Tax
Exempt Trust, Centennial Money Market Trust, Centennial New York Tax Exempt
Trust, Centennial Tax Exempt Trust and Centennial America Fund, L.P. Ms.
Hamilton and Mr. Malone are not Trustees of the Oppenheimer Senior Floating
Rate Fund (referred to as "Board II Funds"):

Oppenheimer Cash Reserves                  Oppenheimer   Principal   Protected
                                           Trust II
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Capital Income Fund            Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Integrity Funds
Oppenheimer Limited-Term Government Fund   Centennial America Fund, L. P.
                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust
Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

      Present or former  officers,  directors,  trustees  and  employees  (and their immediate  family members) of the Trust, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares of the Trust and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The sales  charges on Class A shares is waived for that group because of the  economies of sales  efforts  realized by the Distributor.

      Messrs. Bonnell, Murphy, Petersen, Pisapia, Vandehey, Vottiero, Wixted
and Zack, and Mses. Bloomberg, Lee, and Ives, who are officers of the Trust, respectively hold the same offices with one or more of the other Board II
Funds as with the Trust. As of July 30, 2004, the Trustees and officers of the Trust, as a group, owned of record or beneficially less than 1% of the shares of the Trust.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the
Manager, other than the shares beneficially owned under that plan by the officers of the Trust listed above. In addition, each Independent Trustee, and his family members, do not own securities of either the Manager,
Distributor or Sub-Distributor of the Board II Funds or any person directly or indirectly controlling, controlled by or under common control with the
Manager, Distributor or Sub-Distributor.

      The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5       Dollar     Aggregate
                                                                           Dollar
                                                                          Range of
                                                                           Shares
                                                                         Beneficially
                                                                          Owned in
                                                              Range of   any of the
Position(s) Held   Years / Other Trusteeships/Directorships    Shares    Oppenheimer/Centennial
with the Trust,    Held by Trustee / Number of Portfolios    Beneficially   Funds
Length of Service, in Fund Complex Currently Overseen by      Owned in    Overseen
Age                Trustee                                    the Trust  by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                             As of December 31, 2003

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

William L.         Chairman of the following private         None        Over
Armstrong,         mortgage banking companies: Cherry Creek              $100,000
Chairman of the    Mortgage Company (since 1991),
Board since 2003   Centennial State Mortgage Company (since
and Trustee since  1994), The El Paso Mortgage Company
2001               (since 1993), Transland Financial
Age: 67            Services, Inc. (since 1997); Chairman of
                   the following private companies: Great
                   Frontier Insurance (insurance agency)
                   (since 1995), Ambassador Media
                   Corporation and Broadway Ventures (since
                   1984); a director of the following
                   public companies: Helmerich & Payne,
                   Inc. (oil and gas drilling/production
                   company) (since 1992) and UNUMProvident
                   (insurance company) (since 1991). Mr.
                   Armstrong is also a Director/Trustee of
                   Campus Crusade for Christ and the
                   Bradley Foundation. Formerly a director
                   of the following: Storage Technology
                   Corporation (a publicly-held computer
                   equipment company) (1991-February 2003),
                   and International Family Entertainment
                   (television channel) (1992-1997),
                   Frontier Real Estate, Inc. (residential
                   real estate brokerage) (1994-1999), and
                   Frontier Title (title insurance agency)
                   (1995-June 1999); a U.S. Senator
                   (January 1979-January 1991). Oversees 38
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Avis,    Formerly, Director and President of A.G.  None        Over
Trustee since 1990 Edwards Capital, Inc. (General Partner                $100,000
Age: 73            of private equity funds) (until February
                   2001); Chairman, President and Chief
                   Executive Officer of A.G. Edwards
                   Capital, Inc. (until March 2000); Vice
                   Chairman and Director of A.G. Edwards,
                   Inc. and Vice Chairman of A.G. Edwards &
                   Sons, Inc. (its brokerage company
                   subsidiary) (until March 1999); Chairman
                   of A.G. Edwards Trust Company and A.G.E.
                   Asset Management (investment advisor)
                   (until March 1999); and a Director
                   (until March 2000) of A.G. Edwards &
                   Sons and A.G. Edwards Trust Company.
                   Oversees 38 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,   Formerly Assistant Secretary and a        None        Over
Trustee since      director (December 1991-April 1999) of                $100,000
1998               the Manager; President, Treasurer and a
Age: 67            director (June 1989-April 1999) of
                   Centennial Capital Corporation; Chief
                   Executive Officer and a director of
                   MultiSource Services, Inc. (March
                   1996-April 1999). Until April 1999 Mr.
                   Bowen held several positions in
                   subsidiary or affiliated companies of
                   OppenheimerFunds, Inc. of which the
                   Manager is a subsidiary. Oversees 38
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward L.          A member of The Life Guard of Mount       None        Over
Cameron, Trustee   Vernon, George Washington's home (since               $100,000
since 2001         June 2000). Formerly Director (March
Age: 65            2001-May 2002) of Genetic ID, Inc. and
                   its subsidiaries (a privately held
                   biotech company); a partner (July
                   1974-June 1999) with
                   PricewaterhouseCoopers LLP (an
                   accounting firm); and Chairman (July
                   1994-June 1998) of Price Waterhouse LLP
                   Global Investment Management Industry
                   Services Group. Oversees 38 portfolios
                   in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,     Director (since February 1998) of Rocky   None        Over
Trustee since 1990 Mountain Elk Foundation (a                            $100,000
Age: 62            not-for-profit foundation); a director
                   (since 1997) of Putnam Lovell Finance
                   (finance company); a director (since
                   June 2002) of UNUMProvident (an
                   insurance company). Formerly a director
                   (October 1999-October 2003) of P.R.
                   Pharmaceuticals (a privately held
                   company); and Mr. Fossel (until October
                   1996) held several positions is the
                   subsidiary or affiliated companies of
                   OppenheimerFunds Inc. Oversees 38
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,      Director of Colorado Uplift (a            None        Over
Trustee since 1996 non-profit charity) (since September                  $100,000
Age: 63            1984). Formerly (until October 1994) Mr.
                   Freedman held several positions in
                   subsidiary or affiliated companies of
                   the Manager. Oversees 38 portfolios in
                   the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Beverly L.         Trustee of Monterey International         None        Over
Hamilton, Trustee  Studies (an educational organization)                 $100,000
since 2002         (since February 2000); a director of The
Age: 57            California Endowment (a philanthropic
                   organization) (since April 2002) and of
                   Community Hospital of Monterey Peninsula
                   (educational organization) (since
                   February 2002); a director of America
                   Funds Emerging Markets Growth Fund
                   (since October 1991) (an investment
                   company); an advisor to Credit Suisse
                   First Boston's Sprout venture capital
                   unit. Mrs. Hamilton also is a member of
                   the investment committees of the
                   Rockefeller Foundation and of the
                   University of Michigan. Formerly,
                   Trustee of MassMutual Institutional
                   Funds (open-end investment company)
                   (1996-May 2004); a director of MML
                   Series Investment Fund (April 1989-May
                   2004) and MML Services (April 1987-May
                   2004) (investment companies); member of
                   the investment committee (2000-2003) of
                   Hartford Hospital; an advisor
                   (2000-2003) to Unilever (Holland)'s
                   pension fund; and President (February
                   1991-April 2000) of ARCO Investment
                   Management Company. Oversees 37
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert J. Malone,  Director of Steele Street State Bank (a   None        Over
Trustee since 2002 commercial banking entity) (since August              $100,000
Age: 59            2003), Jones Knowledge, Inc. (a
                   privately held company) (since 2001),
                   U.S. Exploration, Inc. (oil and gas
                   exploration) (since 1997) and Colorado
                   UpLIFT (a non-profit organization)
                   (since 1986); a trustee (since 2000) of
                   the Gallagher Family Foundation
                   (non-profit organization). Formerly,
                   Chairman of U.S. Bank-Colorado (a
                   subsidiary of U.S. Bancorp and formerly
                   Colorado National Bank,) (July
                   1996-April 1, 1999) and a director of
                   Commercial Assets, Inc. (a REIT)
                   (1993-2000). Oversees 37 portfolios in
                   the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

F. William         Trustee of MassMutual Institutional       None        Over
Marshall, Jr.,     Funds (since 1996) and MML Series                     $100,000
Trustee since 2001 Investment Fund (since 1987) (both
Age: 62            open-end investment companies) and the
                   Springfield Library and Museum
                   Association (since 1995) (museums) and
                   the Community Music School of
                   Springfield (music school) (since 1996);
                   Trustee (since 1987), Chairman of the
                   Board (since 2003) and Chairman of the
                   investment committee (since 1994) for
                   the Worcester Polytech Institute
                   (private university); and President and
                   Treasurer (since January 1999) of the
                   SIS Fund (a private not for profit
                   charitable fund). Formerly, member of
                   the investment committee of the
                   Community Foundation of Western
                   Massachusetts (1998 - 2003); Chairman
                   (January 1999-July 1999) of SIS & Family
                   Bank, F.S.B. (formerly SIS Bank)
                   (commercial bank); and Executive Vice
                   President (January 1999-July 1999) of
                   Peoples Heritage Financial Group, Inc.
                   (commercial bank). Oversees 38
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                   Principal Occupation(s) During Past 5       Dollar     Aggregate
      The addres
of Mr. Grabish is
the chart below n
is 6803 S. Tucso
Way, Centennial,n
CO 80112-3924.
Mr. Grabish                                                                          Centennial
serves for an
indefinite term,
until his
resignation,
retirement, deat
or removal.     h

                                                                                 f

                                                                                 ally
                   Years / Other Trusteeships/Directorships                      n
                   Held by Trustee / Number of Portfolios                        he
                   in Fund Complex Currently Overseen by                         mer/
                   Trustee
                                                                                 n
                                                                                 ee

                                                                           Dollar
                                                                          Range o
                                                                           Shares
Interested Trust                                                     f   Benefici
                ee                                                        Owned i
Name,                                                         Range oallyany of t
Position(s) Held                                               Sharesn   Oppenhei
with the Trust,                                              Beneficist     Funds
Length of Servic                                              Owned i     Oversee
Age             e,                                            the Tru    by Trust
-------------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                            As of December 31,

                                                                   2003

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard F.      Senior Vice President, Assistant Director  None      $50,001-$100,000
Grabish,        of Sales and Marketing (since March
Trustee since   1997), and Manager of Private Client

2001            Services (since June 1985) for A.G.
Age: 55         Edwards & Sons, Inc. (broker/dealer and

                investment firm); Chairman and Chief
                Executive Officer (since March 2001) of
                A.G. Edwards Trust Company; Director
                (since March 1988) of A.G. Edwards &
                Sons, Inc. Formerly (until March 1987)
                President and Vice Chairman of A.G.
                Edwards Trust Company. Oversees 6
                portfolios in the OppenheimerFunds
                complex.

---------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008. Mr. Murphy
serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Trust,        Trustee;                                   BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Trustee              the Trust  Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2003

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,    Chairman, Chief Executive Officer and      None       Over
President          director (since June 2001) and President              $100,000
Since 2001and      (since September 2000) of
Trustee since 2003 OppenheimerFunds, Inc.; President and a
Age: 55            director or trustee of other Oppenheimer
                   funds; President and a director (since
                   July 2001) of Oppenheimer Acquisition
                   Corp. (OppenheimerFunds, Inc.'s parent
                   holding company) and of Oppenheimer
                   Partnership Holdings, Inc. (a holding
                   company subsidiary of OppenheimerFunds,
                   Inc.); a director (since November 2001)
                   of OppenheimerFunds Distributor, Inc. (a
                   subsidiary of OppenheimerFunds, Inc.);
                   Chairman and a director (since July 2001)
                   of Shareholder Services, Inc. and of
                   Shareholder Financial Services, Inc.
                   (transfer agent subsidiaries of
                   OppenheimerFunds, Inc.); President and a
                   director (since July 2001) of
                   OppenheimerFunds Legacy Program (a
                   charitable trust program established by
                   OppenheimerFunds, Inc.); a director of
                   the following investment advisory
                   subsidiaries of OppenheimerFunds, Inc.:
                   the Manager, OFI Institutional Asset
                   Management, Inc., Trinity Investment
                   Management Corporation and Tremont
                   Capital Management, Inc. (since November
                   2001), HarbourView Asset Management
                   Corporation and OFI Private Investments,
                   Inc. (since July 2001); President (since
                   November 1, 2001) and a director (since
                   July 2001) of Oppenheimer Real Asset
                   Management, Inc.; Executive Vice
                   President (since February 1997) of
                   Massachusetts Mutual Life Insurance
                   Company (OppenheimerFunds, Inc.'s parent
                   company); a director (since June 1995) of
                   DLB Acquisition Corporation (a holding
                   company that owns the shares of David L.
                   Babson & Company, Inc.); a member of the
                   Investment Company Institute's Board of
                   Governors (elected to serve from October
                   3, 2003 through September 30, 2006).
                   Formerly, Chief Operating Officer
                   (September 2000-June 2001) of
                   OppenheimerFunds, Inc.; President and
                   trustee (November 1999-November 2001) of
                   MML Series Investment Fund and MassMutual
                   Institutional Funds (open-end investment
                   companies); a director (September
                   1999-August 2000) of C.M. Life Insurance
                   Company; President, Chief Executive
                   Officer and director (September
                   1999-August 2000) of MML Bay State Life
                   Insurance Company; a director (June
                   1989-June 1998) of Emerald Isle Bancorp
                   and Hibernia Savings Bank (a wholly-owned
                   subsidiary of Emerald Isle Bancorp).
                   Oversees 73 portfolios as
                   Trustee/Director and 10 portfolios as
                   Officer in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

     The address of the officers in the chart below is as follows: Messrs.
Pisapia and Zack and Mses. Bloomberg and Lee, Two World Financial Center, New
York, NY 10281-1008, Messrs. Bonnell, Petersen, Vandehey, Vottiero and Wixted
and Ms. Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                               Officers of the Trust
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                          Principal Occupation(s) During Past 5 Years
Position(s) Held with the
Trust,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John C. Bonnell,               Vice President (since May 2004) of OppenheimerFunds,
Vice President and Portfolio   Inc.; an officer of 3 portfolios in the
Manager since 2004             OppenheimerFunds complex; formerly a portfolio
Age:  39                       manager at Strong Financial Corp. (1999-2004).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark S. Vandehey,              Senior Vice President and Chief Compliance Officer
Vice President and Chief       (since March 2004) of OppenheimerFunds, Inc.; Vice
Compliance Officer since 2004  President (since June 1983) of the Manager,
Age:  53                       OppenheimerFunds Distributor, Inc., and Shareholder
                               Services, Inc. Formerly (until February 2004) Vice
                               President and Director of Internal Audit of
                               OppenheimerFunds, Inc. An officer of 82 portfolios
                               in the Oppenheimer funds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,               Senior Vice President and Treasurer (since March
Treasurer since April 1999     1999) of OppenheimerFunds, Inc.; Treasurer of the
Age: 44                        Transfer Agent, HarbourView Asset Management
                               Corporation, Shareholder Financial Services, Inc.,
                               Oppenheimer Real Asset Management Corporation, and
                               Oppenheimer Partnership Holdings, Inc. (since March
                               1999), of OFI Private Investments, Inc. (since March
                               2000), of OppenheimerFunds International Ltd. and
                               OppenheimerFunds plc (since May 2000), of OFI
                               Institutional Asset Management, Inc. (since November
                               2000), and of OppenheimerFunds Legacy Program (a
                               Colorado non-profit corporation) (since June 2003);
                               Treasurer and Chief Financial Officer (since May
                               2000) of OFI Trust Company (a trust company
                               subsidiary of OppenheimerFunds, Inc.); Assistant
                               Treasurer (since March 1999) of Oppenheimer
                               Acquisition Corp. Formerly Assistant Treasurer of
                               the Manager and Distributor (March 1999-October
                               2003) and OppenheimerFunds Legacy Program (April
                               2000-June 2003); Principal and Chief Operating
                               Officer (March 1995-March 1999) at Bankers Trust
                               Company-Mutual Fund Services Division. An officer of
                               83 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Petersen,                Assistant Vice President of OppenheimerFunds, Inc.
Assistant Treasurer since 2004 since August 2002; formerly Manager/Financial
Age: 33                        Product Accounting (November 1998-July 2002) of
                               OppenheimerFunds, Inc. An officer of 83 portfolios
                               in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,               Vice President/Fund Accounting of OppenheimerFunds,
Assistant Treasurer since 2002 Inc. since March 2002. Formerly Vice
Age:  41                       President/Corporate Accounting of OppenheimerFunds,
                               Inc. (July 1999-March 2002) prior to which he was
                               Chief Financial Officer at Sovlink Corporation
                               (April 1996-June 1999). An officer of 83 portfolios
                               in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,                Executive Vice President (since January 2004) and
Vice President & Secretary     General Counsel (since February 2002) of
since November 1, 2001         OppenheimerFunds, Inc.; General Counsel (since
Age: 56                        November 2001) of the Manager and Distributor;
                               General Counsel and a director (since November 2001)
                               of the Sub-Distributor; Senior Vice President,
                               General Counsel and a director (since November 2001)
                               of the Transfer Agent, Shareholder Financial
                               Services, Inc., OFI Private Investments, Inc. and
                               OFI Trust Company; Senior Vice President and General
                               Counsel (since November 2001) of HarbourView Asset
                               Management Corporation; Secretary and General
                               Counsel (since November 2001) of Oppenheimer
                               Acquisition Corp.; Assistant Secretary and a
                               director (since October 1997) of OppenheimerFunds
                               International Ltd. and OppenheimerFunds plc; Vice
                               President and a director (since November 2001) of
                               Oppenheimer Partnership Holdings, Inc.; a director
                               (since November 2001) of Oppenheimer Real Asset
                               Management, Inc.; Vice President (since November
                               2001) of OppenheimerFunds Legacy Program; Senior
                               Vice President and General Counsel (since November
                               2001) of OFI Institutional Asset Management, Inc.; a
                               director (since June 2003) of OppenheimerFunds
                               (Asia) Limited. Formerly Senior Vice President (May
                               1985-December 2003), Acting General Counsel
                               (November 2001-February 2002) and Associate General
                               Counsel (May 1981-October 2001) of OppenheimerFunds,
                               Inc.; Assistant Secretary of the Transfer Agent (May
                               1985-November 2001), Shareholder Financial Services,
                               Inc. (November 1989-November 2001); and
                               OppenheimerFunds International Ltd. (October
                               1997-November 2001). An officer of 83 portfolios in
                               the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,              Assistant Secretary (since October 2003) of the
Assistant Secretary            Manager and Distributor; Vice President (since 1999)
since November 1, 2001         and Assistant Secretary (since October 2003) of the
Age: 38                        Sub-Distributor.; Vice President and Assistant
                               Secretary (since 1999) of the Transfer Agent; Vice
                               President (since June 1998) and Senior Counsel and
                               Assistant Secretary (since October 2003) of
                               OppenheimerFunds, Inc.; Assistant Secretary (since
                               December 2001) of OppenheimerFunds Legacy Program
                               and of Shareholder Financial Services, Inc. Formerly
                               an Assistant Counsel (August 1994-October 2003) and
                               Assistant Vice President of OppenheimerFunds, Inc.
                               (August 1997-June 1998). An officer of 83 portfolios
                               in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Dina C. Lee,                   Assistant Vice President and Assistant Counsel of
Assistant Secretary since 2004 OppenheimerFunds, Inc. (since December 2000);
Age:  34                       formerly an attorney and Assistant Secretary of Van
                               Eck Global (until December 2000). An officer of 83
                               portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Peter E. Pisapia,              Assistant Vice President and Assistant Counsel of
Assistant Secretary since 2004 OppenheimerFunds, Inc. since December 2002.
Age:  31                       Formerly, Associate Counsel at AIG SunAmerica Asset
                               Management Corp. (October 1997-December 2002). An
                               officer of 83 portfolios in the OppenheimerFunds
                               complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lisa I. Bloomberg,             Vice President and Associate Counsel of
Assistant Secretary since 2004 OppenheimerFunds, Inc. since May 2004; formerly
Age:  36                       First Vice President and Associate General Counsel
                               of UBS Financial Services Inc. (formerly,
                               PaineWebber Incorporated) (May 1999 - April 2004)
                               prior to which she was an Associate at Skaden, Arps,
                               Slate, Meagher & Flom, LLP (September 1996 - April
                               1999). An officer of 48 portfolios in the
                               OppenheimerFunds complex.

-------------------------------------------------------------------------------------

o     Remuneration of Trustees. The officers of the Trust and Mr. Murphy (who is an officer and Trustee of the Trust) are affiliated with the Manager and receive no salary or fee from the Trust.  The Trustees of the Trust received the compensation shown below from the Trust with respect to
      the Trust's fiscal year ended June 30, 2004.   The compensation from
      all of the Board II Funds (including the Trust) represents compensation received for serving as a managing general partner, director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year 2003  (there were 38 funds at the end of 2003).

------------------------------------------------------------------------------
  Trustee    Name    and    Other       Aggregate        Total Compensation
                                                         From Trust and Fund
  Position(s) (as applicable)         Compensation         Complex Paid to
                                       from Trust1        Trustee/Director*
                                                                          -
------------------------------------------------------------------------------
------------------------------------------------------------------------------

 William L. Armstrong                     $750                $118,649

  Chairman   of  the   Board   of
Trustees
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Robert G. Avis                            $526                $101,499
  Review Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------

George Bowen                              $526                $101,499
 Audit Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Edward L. Cameron                         $602                $115,503
Audit Committee Chairman

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Jon S. Fossel                             $602                $115,503
  Review Committee Chairman

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Sam Freedman                              $526                $101,499
  Review Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Richard F. Grabish                          $                 $28,6802
Review Committee Member

------------------------------------------------------------------------------

Beverly Hamilton3

------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Beverly Hamilton                          $5193              $150,5424,5

 Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Robert J. Malone                          $5196               $100,1794
   Audit Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------

F. William Marshall, Jr.                  $526                $149,4997
  Audit Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------

As of June 30,  2004,  James C. Swain  retired as a Trustee  from the Board II
Funds.  For the fiscal  year ended June 30,  2004,  Mr.  Swain  received  $426 aggregate  compensation  from the Trust.  For the calendar year ended December
31,  2003,  Mr.  Swain  received   $178,000   compensation  from  all  of  the
Oppenheimer funds for which he had served as Trustee.

1.    Aggregate   Compensation   from  Trust   includes   fees  and   deferred
   compensation, if any, for a Trustee.

 "Total  Compensation  From Trust and Fund  Complex"  paid to Mr.  Grabish for service as a Trustee,  as well as service on the Review  Committee was paid only by  Centennial  Government  Trust,  Centennial  California  Tax Exempt
   Trust,  Centennial  Money  Market  Trust,  Centennial  New York Tax  Exempt
   Trust,  Centennial  Tax Exempt  Trust and  Centennial  America  Fund,  L.P.
   (total of six funds for which he serves as Trustee on the Board II Funds).
3.    Includes  $519  deferred  under  Deferred  Compensation  Plan  described below.
4.    Compensation for Mrs.  Hamilton and Mr. Malone was paid by all the Board
   II Funds, with the exception of Oppenheimer  Senior Floating Rate (total of
   37 Oppenheimer funds as of 12/31/03).
5.    Includes  $50,363  compensation  (of  which  100% was  deferred  under a deferred  compensation  plan) paid to Mrs. Hamilton for previously  serving
   as  a   trustee   by  two   open-end   investment   companies   (MassMutual
   Institutional  Funds and MML Series Investment Fund) the investment adviser for  which  is  the  indirect  parent  company  of  OppenheimerFunds,  Inc.
   OppenheimerFunds,  Inc. also serves as the  Sub-Advisor  to the  MassMutual
   International Equity Fund, a series of MassMutual Institutional Funds.
6.    Includes $519 deferred under Deferred Compensation Plan described below.
7.    Includes  $48,000  compensation  paid to Mr.  Marshall  for serving as a trustee by two  open-end  investment  companies  (MassMutual  Institutional
   Funds and MML Series  Investment Fund) the investment  adviser for which is the indirect  parent company of  OppenheimerFunds,  Inc.  OppenheimerFunds,
   Inc. also serves as the Sub-Advisor to the MassMutual  International Equity
   Fund, a series of MassMutual Institutional Funds.
   *For  purposes  of  this  section  only,   "Fund   Complex"   includes  the
   Oppenheimer   funds,   MassMutual   Institutional   Funds  and  MML  Series
   Investment  Fund in accordance  with the  instructions  for Form N-1A.  The
   Manager does not  consider  MassMutual  Institutional  Funds and MML Series
   Investment Fund to be part of the  OppenheimerFunds  "Fund Complex" as that term may be otherwise interpreted.

|X|   Deferred Compensation Plan for Trustees.  The Board of Trustees has
adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust.  Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee.  The amount paid to the Trustee under this plan will be determined based upon the performance of the selected funds.

      Deferral of Trustee's fees under this plan will not materially affect the Trust's assets, liabilities or net income per share.  The plan will not obligate the Trust to retain the services of any Trustee or to pay any particular level of compensation to any Trustee.  Pursuant to an Order issued by the Securities and Exchange Commission, the Trust may invest in the funds selected by any Trustee under this plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      |X|               Major Shareholders.  As of July 30, 2004 the only
person who owned of record or was known by the Trust to own beneficially 5%
or more of the Trust's outstanding shares was A.G. Edwards & Sons, Inc.
("Edwards"), 1 North Jefferson Avenue, St. Louis, Missouri 63103, which owned
143,434,600.91 shares of the Trust which was 99.54% of the outstanding shares of the Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares.

The Manager.  The Manager, Centennial Asset Management Corporation, is
wholly-owned by OppenheimerFunds, Inc., which is a wholly-owned subsidiary of
Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts
Mutual Life Insurance Company a global, diversified insurance and financial services organization.

      The portfolio manager of the Trust is principally responsible for the day-to-day management of the Trust's investment portfolio.  Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities.  They provide the Trust's portfolio manager with research and support in managing the Trust's investments.

|X|   Code of Ethics.  The Manager and the Distributor have a Code of
Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Trust's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Trust and other funds advised by the Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Trust, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.  The Trust does not have a Code of
Ethics since it is a money market fund.

      |X|               The Investment Advisory Agreement.  The Manager
provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust.  The Manager selects securities for the Trust's portfolio and handles its day-to-day business.  The agreement requires the Manager, at its expense, to provide the
Trust with adequate office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the
Trust.  Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

      Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Trust.  The investment advisory agreement lists examples of expenses paid by the Trust.  The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.  The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus. The management fees paid by the
Trust to the Manager during its last three fiscal years were:

---------------------------------------------------------------------------------
  Fiscal Year    Management Fee Paid to Centennial Asset Management Corporation
  ending 6/30
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

      2002                                  $821,435

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

      2003                                  $781,783

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

      2004                                  $748,982

---------------------------------------------------------------------------------

      The Manager has undertaken that the total expenses of the Trust, in any fiscal year of the Trust, exclusive of taxes, interest, brokerage commissions
(if any) and non-recurring expenses, including litigation, shall not exceed
0.80% of the average annual net assets of the Trust.  Additionally, effective
July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield.  The payment of the management fee at the end of any month will be reduced so that there will not be any accrued but unpaid liability under those expense limitations.  Any assumption of the Trust's expenses under either arrangement lowers the Trust's overall expense ratio and increases its yield and total return during the time such expenses are assumed.  The Manager reserves the right to vary the amount of expenses assumed or eliminate the assumption of expenses altogether. For the fiscal years ended June 30, 2002, 2003 and 2004, the management fees payable by the
Trust would have been $814,544, $777,878 and $747,307 with the Manager's voluntary expense assumption.  Those amounts reflect the effect of the expense assumptions of $6,891, $3,905, $1,675 for the fiscal years ended June
30, 2002, 2003 and 2004, respectively.

    The investment  advisory  agreement  states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss  resulting from a good faith  error or  omission  on its part with  respect to any of its duties under the agreement.

         |X|      Annual Approval of Investment Advisory Agreement. Each
year, the Board of Trustees, including a majority of the Independent
Trustees, is required to approve the renewal of the investment advisory agreement. The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The
Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Trust pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Trust and its shareholders;
o     The profitability of the Trust to the Manager;
o     The investment performance of the Trust in comparison to regular market indices;

o     Economies of scale that may be available to the Trust from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
         Trust from its relationship with the Manager; and
o     The direct and indirect benefits the Manager received from its relationship with the Trust.  These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the
         Securities Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the
Trust.  The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Trust and its shareholders in adverse times.
The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Independent
Trustees who assisted them in their deliberations.  The Independent Trustees'
Counsel is independent of the Manager within the meaning and intent of the
SEC Rules regarding the independence of counsel.

      After careful deliberation, the Board, including the Independent
Trustees, concluded that it was in the best interest of shareholders to continue the investment advisory agreement for another year. In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

      |X|               The Distributor.  Under its General Distributor's
agreement with the Trust, Centennial Asset Management Corporation acts as the
Trust's principal underwriter and Distributor in the continuous public offering of the Trust's shares.  The Distributor is not obligated to sell a specific number of shares.  The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
For other distribution expenses paid by the Trust, see the section entitled
"Service Plan" below. The Trust's Sub-Distributor is OppenheimerFunds
Distributor, Inc.

Portfolio Transactions.  Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of
Trustees.  Most purchases made by the Trust are principal transactions at net prices, so the Trust incurs little or no brokerage costs. The Trust deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the
Manager determines that a better price or execution may be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Trust seeks to obtain prompt execution of orders at the most favorable net price.  If broker/dealers are used for portfolio transactions, transactions may be directed to broker/dealers for their execution and research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.  Investment research received for the commissions of those other accounts may be useful both to the Trust and one or more of such other accounts.  Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.  It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Trust's portfolio or being considered for purchase.

      Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Trust and/or the other investment companies managed by the Manager or distributed by the Distributor may also be considered as a factor in the direction of transactions to dealers.  That must be done in conformity with the price, execution and other considerations and practices discussed above.  Those other investment companies may also give similar consideration relating to the sale of the Trust's shares.  No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

      The Trust may experience high portfolio turnover that may increase the
Trust's transaction costs.  However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

Service Plan

The Trust has adopted a Service Plan for the shares.  The plan has been approved by a vote of the Board of Trustees, including a majority of the
Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plan, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Trust, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Trust's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Trust's inclusion on a financial intermediary's preferred list of funds offered to its clients.

    Financial intermediaries, brokers and dealers may receive other payments from the Distributor or the Manager from their own resources in connection with the promotion and/or sale of shares of the trust, including payments to defray expenses incurred in connection with educational seminars and meetings.  The Manager or Distributor may share expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the Trust for employees of the intermediaries or for hosting client seminars or meetings at which the Trust is discussed.  In their sole discretion, the Manager and/or the Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Trust's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.  The plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Trust.

      The Board of Trustees and the Independent Trustees must approve all material amendments to the plan.  An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders.  The approval must be by a "majority" (as defined in the
Investment Company Act) of the shares.

      While the plan is in effect, the Treasurer of the Trust shall provide separate written reports on the plan to the Board of Trustees at least quarterly for its review.  The reports shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent
Trustees.

      The plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent
Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plan.

      |X|   Service Plan Fees.  Under the service plan, the Distributor currently uses the fees it receives from the Trust to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares.  The services include, among others, answering customer inquiries about the Trust, assisting in establishing and maintaining accounts in the Trust, making the Trust's investment plans available and providing other services at the request of the Trust or the Distributor. The service plan permits reimbursements to the Distributor at a rate of up to
0.20% of average annual net assets of the shares.  The Distributor makes payments to plan recipients quarterly or monthly depending on asset size at an annual rate not to exceed 0.20% of the average annual net assets consisting of shares held in the accounts of the recipients or their customers.

      For the fiscal year ended June 30, 2004 payments under the plan totaled
$298,254. The Distributor retained $6 and the remaining balance was paid out by the Distributor to recipients, which included $8 paid to an affiliate of the Distributor's parent company. For the fiscal year ended June 30, 2004, the Manager paid, in the aggregate, $453,024 in fees out of its own resources for distribution assistance. Any unreimbursed expenses the Distributor incurs with respect to the shares in any fiscal quarter cannot be recovered in subsequent quarters.  The Distributor may not use payments received under the plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

Performance of the Trust

Explanation of Performance Terminology.  The Trust uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield, " "tax-equivalent yield" and "average annual total return."
An explanation of how yields and total returns are calculated is set forth below.  The charts below show the Trust's performance as of the Trust's most recent fiscal year end.  You can obtain current performance information by calling the Trust's Transfer Agent at 1.800.525.9310.

      The Trust's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission.  Those rules describe the types of performance data that may be used and how it is to be calculated.  If the Trust shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Trust's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Trust's performance information as a basis for comparisons with other investments:

o     Yields and total returns measure the performance of a hypothetical account in the Trust over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
o     An investment in the Trust is not insured by the FDIC or any other government agency.
o     The Trust's yield is not fixed or guaranteed and will fluctuate.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

|X|     Yields.  The Trust's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period.  The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared.  Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent.  The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Trust's portfolio securities which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      The Trust's "tax equivalent yield" adjusts the Trust's current yield, as calculated above, by a stated federal tax rate.  The tax equivalent yield is computed by dividing the tax-exempt portion of the Trust's current yield by one minus a stated income tax rate and adding the result to the portion
(if any) of the Trust's current yield that is not tax-exempt.  The tax equivalent yield may be compounded as described above to provide a compounded effective tax equivalent yield.

      The tax-equivalent yield may be used to compare the tax effects of income derived from the Trust with income from taxable investments at the tax rates stated. Your tax bracket is determined by your federal and state taxable income (the net amount subject to federal and state income tax after deductions and exemptions).  The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.  For taxpayers with income above certain levels, otherwise allowable itemized deductions are limited.

|X|   Total Return Information.  There are different types of "total returns"
to measure the Trust's performance. Total return is the change in value of a hypothetical investment in the Trust over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  The cumulative total return measures the change in value over the entire period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Trust uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

o     Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

------------------------------------------------------------------------------

------------------------------------------------------------------------------

ERV    l/n - 1 = Average Annual Total
---
               Return
  P

o     Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

-------------------------------------------------------------------------------
                           Tax-Equivalent Yield
           Compounded   (41.05% Combined State and     Average Annual Total
  Yield     Effective     Federal Tax Brackets)              Returns
(7 days       Yield                                        (at 6/30/03)
ended        (7 days

 6/30/04)     ended
            6/30/04)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                            Yield       Compounded
                           (7 days      Effective
                            ended         Yield      1-Year  5 Years 10 Years

                          6/30/04)       (7 days

                                          ended

                                         6/30/04)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  0.31%       0.31%         0.53%         0.53%      0.21%    1.39%    2.10%

-------------------------------------------------------------------------------

      |X|               Other Performance Comparisons.  Yield information may
be useful to investors in reviewing the Trust's performance.  The Trust may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by
Bank Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S.
government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Trust may include in its advertisements and sales literature performance information about the Trust cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

From time to time the Trust may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Trust and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Trust and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the Trust's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or
            regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Trust.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that The New York Stock Exchange ("the
Exchange") is open, at 12:00 Noon and at 4:00 P.M, on each day that the
Exchange is open, by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this Statement of Additional Information mean "Eastern time."  The Exchange's most recent annual announcement regarding holidays and days when the market may close early is available on the Exchange's website at www.nyse.com.

      The Trust's Board of Trustees has adopted the amortized cost method to value the Trust's portfolio securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security.
This method does not take into consideration any unrealized capital gains or losses on securities.  While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Trust would receive if it sold the security.

      The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share.  Those procedures include a review of the valuations of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to the Bank for clearance, the Bank will ask the Trust to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.  This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Trust.  Checks may not be presented for payment at the offices of the Bank or the Trust's Custodian.  This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Trust reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time. The Trust will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the checkwriting privilege, by signing the account application or by completing a checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Trust, its Transfer Agent and any bank through which the
         Trust's drafts (checks) are payable to pay all checks drawn on the
         Trust account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
      (4)               specifically acknowledges that if they choose to
         permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the checkwriting card or the application, as applicable;
(5)   understands that the checkwriting privilege may be terminated or amended at any time by the Trust and/or the Trust's bank; and
(6)   acknowledges and agrees that neither the Trust nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemptions proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business.  No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire

How to Exchange Shares
As stated in the Prospectus, direct shareholders can exchange shares of the
Trust for Class A shares of any of the following eligible funds:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Opportunity Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Capital Preservation Fund     Street Fund

                                          Oppenheimer   Principal  Protected  Main

Oppenheimer Capital Income Fund           Street Fund II
Oppenheimer Champion Income Fund          Oppenheimer Quest Balanced Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Convertible Securities Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Developing Markets Fund       Fund, Inc.
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                Oppenheimer Quest Value Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Real Asset Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Enterprise Fund               Municipals
Oppenheimer Equity Fund, Inc.             Oppenheimer Senior Floating Rate Fund
Oppenheimer Global Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer Global Opportunities Fund     Oppenheimer Strategic Income Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Total Return Bond Fund
Oppenheimer Growth Fund                   Oppenheimer U.S. Government Trust
Oppenheimer High Yield Fund               Oppenheimer Value Fund
Oppenheimer International Bond Fund       Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund     Rochester Fund Municipals
Oppenheimer  International  Small Company
Fund
Oppenheimer   Limited   Term   California
Municipal
Fund
Oppenheimer MidCap Fund
And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      Shares of the Trust purchased without a sales charge may be exchanged for shares of an eligible fund offered with a sales charge upon payment of the sales charge.  Shares of the Trust acquired by reinvestment of dividends or distributions from the Trust or any of the other eligible funds (other than Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the eligible funds.

|X|   Limits on Multiple Exchange Orders.  The Trust reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Trust may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

|X|   Telephone Exchange Requests.  When exchanging shares by telephone, a direct shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|   Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date").  Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Trust reserves the right, in its discretion, to refuse any exchange request that may disadvantage it.  For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the
Trust, the Trust may refuse the request.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different eligible funds available for exchange have different investment objectives, policies and risks.  A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  The Trust, the Distributor, the
Sub-Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

      The Trust may amend, suspend or terminate the exchange privilege at any time.  Although the Trust may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege.  That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the Trust's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Trust's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Trust and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, possible with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Trust are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Trust.

|X|   Qualification as a Regulated  Investment Company.  The Trust has elected to be  taxed as a  regulated  investment  company  under  Subchapter  M of the
Internal  Revenue  Code  of  1986,  as  amended.  As  a  regulated  investment company,  the Trust is not subject to federal income tax on the portion of its net  investment  income  (that  is,  taxable  interest,  dividends,  and other taxable  ordinary  income,  net of expenses) and capital gain net income (that is, the excess of net  long-term  capital  gains over net  short-term  capital losses) that it distributes to shareholders.

      If the Trust qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Trust to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Trust qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue
Code contains a number of complex tests to determine whether the Trust qualifies. The Trust might not meet those tests in a particular year. If it does not qualify, the Trust will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Trust's dividends would be taxable to shareholders.

      To qualify as a regulated investment company, the Trust must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Trust must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Trust made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Trust must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Trust must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Trust's taxable year, at least 50% of the value of the Trust's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Trust must not have invested more than 5% of the value of the Trust's total assets in securities of each such issuer and the Trust must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Trust controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Trust must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Trust must pay an excise tax on the amounts not distributed. It is presently anticipated that the Trust will meet those requirements. To meet this requirement, in certain circumstances the Trust might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Trust not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Trust Distributions. The Trust intends to qualify under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Trust's total assets consists of obligations as defined in Section 103(a) of the
Internal Revenue Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Trust on municipal securities will be excludable from gross income of shareholders for federal income tax purposes. To the extent the Trust fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Trust's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Trust's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Trust's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Trust may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Trust.

      A shareholder receiving a dividend from income earned by the Trust from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)   certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S.
          government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures,
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt bonds.

      The Trust's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      In any year in which  the  Trust  qualifies  as a  regulated  investment company under the Internal  Revenue  Code,  the Trust will also be exempt from
California  corporate  income and franchise  taxes.  It will also be qualified under  California  law to pay exempt  interest  dividends  that will be exempt from  California  personal  income tax. That  exemption  applies to the extent that the Trust's  distributions  are  attributable  to interest on  California
municipal   securities  and  qualifying   obligations  of  the  United  States
government,  if at  least  50% of the  Trust's  assets  are  invested  in such obligations at the close of each quarter in its tax year.  Distributions  from the Trust attributable to income from sources other than California  municipal securities  and U.S.  government  obligations  will  generally  be  subject to
California income tax as ordinary income.

      Distributions by the Trust from investment income and long- and short-term capital gains will generally not be excludable from taxable income in determining California corporate franchise tax or income tax for corporate shareholders of the Trust.  Additionally, certain distributions paid to corporate shareholders of the Trust may be includable in income subject to the California alternative minimum tax.

      The Trust may either retain or distribute to shareholders its net capital gain for each taxable year.  The Trust currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Trust before the shareholder acquired his or her shares.

      If the Trust elects to retain its net capital gain, the Trust will be subject to tax on it at the 35% corporate tax rate.  If the Trust elects to retain its net capital gain, the Trust will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Trust on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Distributions by the Trust will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Trust (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Trust will be required in certain cases to withhold 28% of ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the
                                                 -
redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number
-------
when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Trust that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Trust is remitted by the Trust to the U.S.
Treasury and is identified in reports mailed to shareholders in January of each year.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on
       -
the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Trust within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Trust will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign  Shareholders.  Under U.S.  tax law,  taxation of a  shareholder who is a foreign person  (including,  but not limited to, a nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Trust is  effectively  connected  with the conduct of a U.S. trade or
business.   Typically,   ordinary   income   dividends   paid  (not  including
exempt-interest  dividends  paid by the  Trust)  from a  mutual  fund  are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Trust (and are deemed not "effectively connected income") to foreign persons will be subject to a
U.S. tax withheld by the Trust at a rate of 30%, provided the Trust obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Trust. All income and any tax withheld by the Trust is remitted by the
Trust to the U.S. Treasury and is identified in reports mailed to shareholders in March of each year.

      If the ordinary income dividends from the Trust are effectively
                                                      ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Trust obtains a properly completed and signed Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the Trust will be required to withhold U.S. tax at a rate of
28% on ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Trust is remitted by the
Trust to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Trust, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Trust.  Direct shareholders of the Trust may elect to reinvest all dividends and/or capital gains distributions in Class A shares of any eligible fund listed above. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.  Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  The investment will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor.  The Trust's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with the
Sub-Distributor.  The Distributor and the Sub-Distributor also distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent.  Shareholder Services, Inc., the Trust's Transfer Agent,
is responsible for maintaining the Trust's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Trust.  It also handles shareholder servicing and administrative functions.  It serves as the Transfer Agent for an annual per account fee.

The Custodian.  Citibank, N.A. is the custodian of the Trust's assets.  The custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities and handling the delivery of such securities to and from the Trust.  It is the practice of the Trust to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Trust's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte & Touche LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by Deloitte & Touche LLP to the Fund must be pre-approved by the
Audit Committee.
-------------------------------------------------------------------------------- REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -------------------------------------------------------------------------------- --------------------------------------------------------------------------------
 	TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL CALIFORNIA TAX EXEMPT TRUST: We have audited the accompanying statement of assets and liabilities of Centennial California Tax Exempt Trust, including the statement of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 	We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 	In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial California Tax Exempt Trust as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP Denver, Colorado August 13, 2004 -------------------------------------------------------------------------------- STATEMENT OF INVESTMENTS June 30, 2004 --------------------------------------------------------------------------------

                                                                                           PRINCIPAL                   VALUE
                                                                                              AMOUNT              SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------

 SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.9%
--------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA--99.5%
 ABAG FAU for Nonprofit Corporations MH RB, Geneva Pointe Apts., 1.11% 1                 $  1,000,000         $      1,000,000
--------------------------------------------------------------------------------------------------------------------------------
 ABAG FAU for Nonprofit Corporations RB, Valley Christian Schools,
 Series 2003, 1.06% 1                                                                       7,000,000                7,000,000
--------------------------------------------------------------------------------------------------------------------------------
 CA Department of Water Resources Power Supply RB, Series C-2, 1.07% 1                      3,300,000                3,300,000
--------------------------------------------------------------------------------------------------------------------------------
 CA Department of Water Resources Power Supply RB, Series C-4, 1.06% 1                      1,000,000                1,000,000
--------------------------------------------------------------------------------------------------------------------------------
 CA Department of Water Resources Power Supply RB, Series C-9, 1.08% 1                      4,050,000                4,050,000
--------------------------------------------------------------------------------------------------------------------------------
 CA Department of Water Resources Power Supply RB, Series C-15, 1.06% 1                     5,800,000                5,800,000
--------------------------------------------------------------------------------------------------------------------------------
 CA Department of Water Resources Power Supply RRB, Central Valley
 Project, MERLOTS Series 2003 B32, 1.09% 1,2                                                1,995,000                1,995,000
--------------------------------------------------------------------------------------------------------------------------------
 CA HFFAU RB, Kaiser Permanente, Series A, MSTFC Series 1998 26, 1.08% 1,2                  5,000,000                5,000,000
--------------------------------------------------------------------------------------------------------------------------------
 CA Infrastructure & ED Bank RB, Salvation Army Western Territory,
 Series 2001, 1.02%, 11/17/04 3                                                             4,400,000                4,400,000
--------------------------------------------------------------------------------------------------------------------------------
 CA Infrastructure & ED Bank RRB, Independent System Operator
 Corp. Project-C, 1.04% 1                                                                   1,900,000                1,900,000
--------------------------------------------------------------------------------------------------------------------------------
 CA MSR PPA RRB, San Juan Project, Sub. Lien, Series E, 1.07% 1                               700,000                  700,000
--------------------------------------------------------------------------------------------------------------------------------
 CA PCFAU SWD RB, Burrtec Waste Industries, Series A, 1.14% 1                               2,500,000                2,500,000
--------------------------------------------------------------------------------------------------------------------------------
 CA PCFAU SWD RB, Cedar Avenue Recycling Project-A, 1.14% 1                                 3,000,000                3,000,000
--------------------------------------------------------------------------------------------------------------------------------
 CA SCDAU RB, IDV-Fibrebond, Inc., 1.25% 1                                                    520,000                  520,000
--------------------------------------------------------------------------------------------------------------------------------
 Fremont, CA MH RB, Treetops Apts., Series A, 1.11% 1                                       1,000,000                1,000,000
--------------------------------------------------------------------------------------------------------------------------------
 Irwindale, CA Community RA TXAL Bonds, City IDV Project 2002,
 1.25%, 7/15/04                                                                               455,000                  455,028
--------------------------------------------------------------------------------------------------------------------------------
 Long Beach, CA USD COP, Capital Improvement Refinancing Project,
 Series 2001, 1.08% 1                                                                       2,400,000                2,400,000
--------------------------------------------------------------------------------------------------------------------------------
 Los Angeles Cnty., CA MH Mtg. RB, Valencia Housing Project, Series C, 1.02% 1              1,500,000                1,500,000
--------------------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA Airport RB, SGMSTR Series 1996 SG61, 1.11% 1,2                             3,000,000                3,000,000
--------------------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA Community RA RB, Baldwin Hills Public Parking
 Facilities Project, Series 1984, 1.04% 1                                                   2,100,000                2,100,000
--------------------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA Community RA RB, Skyline at Southpark Apts.,
 Series 1985, 1.07% 1                                                                       3,600,000                3,600,000
--------------------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA USD COP, Belmont Learning Complex,1997 Series A, 1.02% 1                   5,300,000                5,300,000
--------------------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA USD GOB, AAMC Series 1999-7, 1.10% 1,2                                     6,000,000                6,000,000
--------------------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA Wastewater System GOB, AAMC Series 1998-25, 1.08% 1,2                      2,000,000                2,000,000
--------------------------------------------------------------------------------------------------------------------------------
 Oakland, CA Joint Powers FAU Lease RB, Series 1998, 1.05% 1                                3,000,000                3,000,000
--------------------------------------------------------------------------------------------------------------------------------
 Oakland/Alameda Cntys., CA Coliseum Authority RB, Coliseum Project,
 Series C-2, 1.03% 1                                                                        5,000,000                5,000,000
--------------------------------------------------------------------------------------------------------------------------------
 Oceanside, CA MH RRB, Lakeridge Apts. Project, 1.04% 1                                     3,300,000                3,300,000
--------------------------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA Apt. Development RB, Niguel Summit 2, Series B, 1.02% 1                   4,861,000                4,861,000
--------------------------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA HAU MH RB, Lantern Pines Project-CC, 1.05% 1                                700,000                  700,000
--------------------------------------------------------------------------------------------------------------------------------
 Sacramento Cnty., CA MH HAU RB, Shadowood Apts. Project-Issue A, 1.12% 1                   6,000,000                6,000,000
5 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST -------------------------------------------------------------------------------- STATEMENT OF INVESTMENTS Continued --------------------------------------------------------------------------------

                                                                                           PRINCIPAL                   VALUE
                                                                                              AMOUNT              SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------

 CALIFORNIA Continued
 San Bernardino Cnty., CA MH HAU RRB, Montclair Heritage-A, 1.09% 1                     $   4,620,000         $      4,620,000
--------------------------------------------------------------------------------------------------------------------------------
 San Bernardino Cnty., CA MH HAU RRB, Somerset Apts.-A, 1.07% 1                             1,395,000                1,395,000
--------------------------------------------------------------------------------------------------------------------------------
 San Diego Cnty., CA Regional AA Sub. Airport RN, Lindbergh Field,
 Series B, 1.07%, 8/2/04 3                                                                  5,000,000                5,000,000
--------------------------------------------------------------------------------------------------------------------------------
 San Diego, CA Water Utility Fund Net System GOB, AAMC Series
 1998-10, 1.08% 1,2                                                                         6,000,000                6,000,000
--------------------------------------------------------------------------------------------------------------------------------
 San Francisco, CA City & Cnty. PUC Clean Water RRB, MERLOTS
 Series B20, 1.09% 1,2                                                                      6,995,000                6,995,000
--------------------------------------------------------------------------------------------------------------------------------
 San Francisco, CA City & Cnty. RA MH RB, Mission Creek Senior
 Facility, 1.11% 1                                                                          2,000,000                2,000,000
--------------------------------------------------------------------------------------------------------------------------------
 Stockton, CA CFD No. 99-02 SPTX Bonds, Arch Road East, 1.08% 1                             2,605,000                2,605,000
--------------------------------------------------------------------------------------------------------------------------------
 University of California Regents RB, 1.10%, 9/9/04                                         5,000,000                5,000,000
--------------------------------------------------------------------------------------------------------------------------------
 Vallejo, CA COP, Golf Course Facilities Financing Project, Series 2001, 1.12% 1           10,200,000               10,200,000
--------------------------------------------------------------------------------------------------------------------------------
 William S. Hart USD COP, School Facility Bridge Funding Project,
 Series 2001, 1.06% 1                                                                       3,000,000                3,000,000
                                                                                                              ------------------
                                                                                                                   139,196,028

--------------------------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--0.4%
 PR CMWLTH Public Improvement GOB, 7.50%, 7/1/04                                              500,000                  500,000

--------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $139,696,028)                                                 99.9%             139,696,028
--------------------------------------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                                                  0.1                  195,813
                                                                                        ----------------------------------------
 NET ASSETS                                                                                     100.0%        $    139,891,841
                                                                                        ========================================
6 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST FOOTNOTES TO STATEMENT OF INVESTMENTS TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE BELOW: AA Airport Authority AAMC ABN AMRO Munitops Certificates CFD Community Facilities District CMWLTH Commonwealth COP Certificates of Participation ED Economic Development FAU Finance Authority GOB General Obligation Bonds HAU Housing Authority HFFAU Health Facilities Finance Authority IDV Industrial Development MERLOTS Municipal Exempt Receipts Liquidity Option Tender MH Multifamily Housing MSR Modesta Irrigation District of the City of Santa Clara and the City of Redding MSTFC Morgan Stanley & Co., Inc. Trust Floater Certificates PCFAU Pollution Control Finance Authority PPA Public Power Agency PUC Public Utilities Commission RA Redevelopment Agency/Authority RB Revenue Bonds RN Revenue Nts. RRB Revenue Refunding Bonds SCDAU Statewide Communities Development Authority SGMSTR Societe Generale, NY Branch Municipal Security Trust Receipts SPTX Special Tax SWD Solid Waste Disposal TXAL Tax Allocation USD Unified School District 1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2004. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year. 2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $30,990,000 or 22.15% of the Trust's net assets as of June 30, 2004. 3. Put obligation redeemable at full principal value on the date reported. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 7 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST -------------------------------------------------------------------------------- STATEMENT OF ASSETS AND LIABILITIES June 30, 2004 --------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

 ASSETS

 Investments, at value (cost $139,696,028)--see accompanying statement of investments    $  139,696,028
--------------------------------------------------------------------------------------------------------
 Cash                                                                                           445,649
--------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                             274,205
 Interest                                                                                       221,842
 Other                                                                                            9,218
                                                                                         ---------------
 Total assets                                                                               140,646,942

--------------------------------------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Shares of beneficial interest redeemed                                                         619,251
 Distribution and service plan fees                                                              72,743
 Shareholder communications                                                                      15,861
 Dividends                                                                                       15,721
 Transfer and shareholder servicing agent fees                                                    3,612
 Trustees' compensation                                                                           3,292
 Other                                                                                           24,621
                                                                                         ---------------
 Total liabilities                                                                              755,101

--------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                              $  139,891,841
                                                                                         ===============

--------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Paid-in capital                                                                         $  139,904,885
--------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                                   (13,044)
                                                                                         ---------------
 NET ASSETS--applicable to 139,886,162 shares of beneficial interest outstanding         $  139,891,841
                                                                                         ===============

--------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                         $1.00
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 8 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST -------------------------------------------------------------------------------- STATEMENT OF OPERATIONS For the Year Ended June 30, 2004 -------------------------------------------------------------------------------- -------------------------------------------------------------------- INVESTMENT INCOME Interest $1,467,680 -------------------------------------------------------------------- EXPENSES Management fees 748,982 -------------------------------------------------------------------- Service plan fees 298,254 -------------------------------------------------------------------- Transfer and shareholder servicing agent fees 46,504 -------------------------------------------------------------------- Shareholder communications 20,920 -------------------------------------------------------------------- Trustees' compensation 6,305 -------------------------------------------------------------------- Custodian fees and expenses 4,802 -------------------------------------------------------------------- Other 35,761 ----------- Total expenses 1,161,528 Less reduction to custodian expenses (1,879) Less payments and waivers of expenses (1,675) ----------- Net expenses 1,157,974 -------------------------------------------------------------------- NET INVESTMENT INCOME 309,706 -------------------------------------------------------------------- NET REALIZED LOSS ON INVESTMENTS (13,044) -------------------------------------------------------------------- NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $ 296,662 =========== SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 9 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST -------------------------------------------------------------------------------- STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------------------------------------------

 YEAR ENDED JUNE 30,                                                                           2004                   2003
--------------------------------------------------------------------------------------------------------------------------------

 OPERATIONS

 Net investment income                                                                     $    309,706            $   805,721
--------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                                       (13,044)                 2,327
                                                                                           -------------------------------------
 Net increase in net assets resulting from operations                                           296,662                808,048

--------------------------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income                                                          (309,706)              (805,721)

--------------------------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net decrease in net assets resulting from beneficial interest transactions                 (12,950,996)            (1,799,511)

--------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS

 Total decrease                                                                             (12,964,040)            (1,797,184)
--------------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                        152,855,881            154,653,065
                                                                                           -------------------------------------
 End of period                                                                             $139,891,841           $152,855,881
                                                                                           =====================================
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 10 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST -------------------------------------------------------------------------------- FINANCIAL HIGHLIGHTS --------------------------------------------------------------------------------

  YEAR ENDED JUNE 30                                        2004           2003          2002          2001         2000
--------------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA

 Net asset value, beginning of period                     $ 1.00         $ 1.00        $ 1.00        $ 1.00       $ 1.00
--------------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain                      -- 1          .01           .01           .03          .03
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         -- 1         (.01)         (.01)         (.03)        (.03)
 Distributions from net realized gain                         --             --            -- 1          --           --
                                                          ----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                              -- 1         (.01)         (.01)         (.03)        (.03)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $ 1.00         $ 1.00        $ 1.00        $ 1.00       $ 1.00
                                                          ================================================================

--------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN 2                                             0.21%          0.52%         0.89%         2.74%        2.63%

--------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)               $139,892       $152,856      $154,653      $157,316     $162,261
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $149,559       $156,348      $164,278      $166,654     $160,351
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                      0.21%          0.52%         0.89%         2.72%        2.57%
 Total expenses                                             0.78%          0.76%         0.77%         0.84%        0.83%
 Expenses after payments and waivers
 and reduction to custodian expenses                         N/A 4,5        N/A 4,5       N/A 4,5      0.81%        0.81%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary reimbursement of expenses less than 0.01%.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 11 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST -------------------------------------------------------------------------------- NOTES TO FINANCIAL STATEMENTS -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 1. SIGNIFICANT ACCOUNTING POLICIES
 	Centennial California Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust’s investment objective is to seek the maximum current interest income exempt from federal and California personal income taxes for individ- ual investors as is consistent with the preservation of capital. The Trust’s investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).

 	The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
 	SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
 	SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
 	FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

 	The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED LOSS INVESTMENT INCOME LONG-TERM GAIN CARRYFORWARD 1 -------------------------------------------------------- $34,105 $-- $13,044 1. As of June 30, 2004, the Trust had $13,044 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of June 30, 2004, details of the capital loss carryforward were as follows: EXPIRING

2012 $13,044
 	Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

12 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
 	The tax character of distributions paid during the years ended June 30, 2004 and June 30, 2003 were as follows:

YEAR ENDED YEAR ENDED JUNE 30, 2004 JUNE 30, 2003 ------------------------------------------------------ Distributions paid from: Exempt-interest dividends $309,706 $805,721 --------------------------------------------------------------------------------
 	TRUSTEES’ COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 	DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

-------------------------------------------------------------------------------- EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Trust. -------------------------------------------------------------------------------- SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. -------------------------------------------------------------------------------- OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. 13 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST -------------------------------------------------------------------------------- NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 2. SHARES OF BENEFICIAL INTEREST
 	The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                     YEAR ENDED JUNE 30, 2004       YEAR ENDED JUNE 30, 2003
                                       SHARES         AMOUNT         SHARES           AMOUNT
----------------------------------------------------------------------------------------------

 Sold                             416,638,639  $ 416,638,639    450,261,068    $ 450,261,068
 Dividends and/or
 distributions reinvested             300,412        300,412        803,029          803,029
 Redeemed                        (429,890,047)  (429,890,047)  (452,863,608)    (452,863,608)
                                 -------------------------------------------------------------
 Net decrease                     (12,950,996) $ (12,950,996)    (1,799,511)   $  (1,799,511)
                                 =============================================================
-------------------------------------------------------------------------------- 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 	MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the net assets, 0.475% of the next $250 million of net assets, 0.45% of the next $250 million of net assets, 0.425% of the next $250 million of net assets and 0.40% of net assets in excess of $1 billion.

-------------------------------------------------------------------------------- ADMINISTRATION SERVICES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns. -------------------------------------------------------------------------------- TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2004, the Trust paid $46,917 to SSI for services to the Trust. --------------------------------------------------------------------------------
 	SERVICE PLAN (12B-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 	PAYMENTS AND WAIVERS OF EXPENSES. The Manager has voluntarily undertaken to assume any expenses of the Trust in any fiscal year that they exceed 0.80% of the Trust’s average annual net assets. Effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. During the year ended June 30, 2004, the Manager waived $1,675 of its management fees. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.

14 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
 	SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

15 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

                                    A-4
                                  Appendix A

                      Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term
Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating
Organizations" which the Manager evaluates in purchasing securities on behalf of the Trust.  The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

SHORT TERM DEBT RATINGS.

Moody's Investors Service, Inc.  ("Moody's")

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c)
conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

      Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG."  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services, a division of The McGraw-Hill  Companies,
------------------------------------------------------------------------------
Inc. ("Standard and Poor's")
----------------------------

The following ratings by Standard and Poor's for commercial paper (defined by
Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment:
A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in 3 years or less:
------------------------------------------------------------------------

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")
---------------------

Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")
------------------------------------------------------------------------------

R-1: Short term debt rated "R-1 (high)" is of the highest credit quality,  and indicates  an entity which  possesses  unquestioned  ability to repay  current liabilities  as they  fall  due.  Entities  rated  in this  category  normally
maintain   strong   liquidity   positions,   conservative   debt   levels  and
profitability  which is both stable and above average.  Companies achieving an
"R-1  (high)"  rating are  normally  leaders in  structurally  sound  industry segments with proven track records,  sustainable  positive  future results and
no  substantial   qualifying  negative  factors.  Given  the  extremely  tough definition  which DBRS has established  for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of  superior  credit  quality  and, in most  cases,  ratings in this  category differ from "R-1 (high)"  credits to only a small degree.  Given the extremely tough  definition  which  DBRS has for the "R-1  (high)"  category  (which few companies  are  able to  achieve),  entities  rated  "R-1  (middle)"  are also considered strong credits which typically  exemplify above average strength in key areas of  consideration  for debt  protection.  Short term debt rated "R-1
(low)" is of  satisfactory  credit quality.  The overall  strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable
as  with  higher  rating  categories,   but  these  considerations  are  still
respectable.  Any  qualifying  negative  factors  which  exist are  considered manageable,  and the  entity  is  normally  of  sufficient  size to have  some influence in its industry.

R-2:  Short term debt rated  "R-2" is of  adequate  credit  quality and within the three subset grades  (high,  middle,  low),  debt  protection  ranges from having reasonable  ability for timely repayment to a level which is considered only just  adequate.  The  liquidity  and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category,  and the past and future  trend may suggest  some risk of  maintaining  the  strength of key
ratios  in  these  areas.   Alternative   sources  of  liquidity  support  are
considered  satisfactory;  however,  even the strongest liquidity support will not improve the commercial paper rating of the issuer.  The size of the entity may restrict  its  flexibility,  and its relative  position in the industry is not typically as strong as the "R-1 credit".  Profitability  trends,  past and future,  may be less  favorable,  earnings not as stable,  and there are often negative  qualifying  factors  present  which  could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities purchased by the Trust with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's
-------

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa"
group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

      Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's
-------------------

Bonds (including municipal bonds maturing beyond 3 years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch
-----

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                                    B-1

                                  Appendix B

                   Municipal Bond Industry Classifications

Adult Living Facilities
Airlines
Bond Anticipation Notes
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Revenue Anticipation Notes
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Tax Anticipation Notes
Tax & Revenue Anticipation Notes
Telephone Utilities
Tobacco
Water Utilities

                                     3

------------------------------------------------------------------------------
Centennial California Tax Exempt Trust
------------------------------------------------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Centennial, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217-5254

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217-5143
1.800.525.9310

Custodian of Portfolio Securities
Citibank, N.A.
111 Wall Street
New York, New York 10005

Independent Public Accounting Firm

Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Counsel to the Trust
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

Counsel to the Independent Trustees
Mayer, Brown, Rowe & Maw, LLP
1675 Broadway
New York, New York 10019

PX0180.001.0804.

--------
1. In  accordance  with Rule 12b-1 of the  Investment  Company  Act,  the term
"Independent  Trustees" in this Statement of Additional  Information refers to those  Trustees who are not  "interested  persons" of the Trust and who do not have any direct or indirect  financial  interest in the  operation of the plan or any agreement under the plan.

                    CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 22.  Exhibits
------------------

(a)   (i)  Declaration  of Trust dated August 7, 1989:  Previously  filed with
Registrant's  Initial  Registration  Statement  (8/11/89),  and  refiled  with
Registrant's  Post-Effective Amendment No. 6 (10/27/94),  pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii)  Amendment  to the  Declaration  of Trust dated  February 23, 2001:
Previously   filed  with   Registrant's   Post  Effective   Amendment  No.  16
(10/25/01), and incorporated herein by reference.

      (iii)  Amendment No. 2to the Declaration of Trust dated August 27, 2002:
Previously   filed  with   Registrant's   Post  Effective   Amendment  No.  17
(10/18/02), and incorporated herein by reference.

(b)   By-Laws,  as amended and restated  through October 24, 2000:  Previously filed with  Registrant's  Post  Effective  Amendment  No. 16  (10/25/01),  and
incorporated herein by reference.

(c)   Specimen Share  Certificate:  Previously  filed with  Registrant's  Post
Effective Amendment No. 16 (10/25/01), and incorporated herein by reference.

(d)   Investment  Advisory Agreement dated October 22, 1990:  Previously filed with  Registrant's  Post-Effective  Amendment No. 2  (10/29/90),  refiled with
Registrant's  Post-Effective Amendment No. 6 (10/27/94),  pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(e)   (i)   General   Distributor's   Agreement  Centennial  Asset  Management
      Corporation  dated October 13, 1992:  Previously filed with Registrant's
      Post Effective  Amendment No. 5 (10/28/93),  and incorporated  herein by reference.

      (ii)  Sub-Distributor's  Agreement  between  Centennial Asset Management
      Corporation and OppenheimerFunds  Distributor,  Inc. dated May 28, 1993:
      Previously  filed  with  Registrant's  Post-Effective  Amendment  No.  5
      (10/28/93), and incorporated herein by reference.

      (iii) Form  of  Dealer   Agreement  of   Centennial   Asset   Management
      Corporation  (formerly  Centennial  Capital   Corporation):   Previously
      filed  with  Post-Effective  Amendment  No. 6 of  Centennial  Government
      Trust  (Reg.  No.  2-75912),   (10/26/84),   refiled  with  Registrant's
      Post-Effective  Amendment  No.  6  (10/27/94),  pursuant  to Item 102 of
      Regulation S-T, and incorporated herein by reference.

(f)   Form of Deferred Compensation Agreement for Disinterested
Trustees/Directors:  Filed with Post-Effective Amendment No. 40 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/27/98, and incorporated herein by reference.

(g)   (i) Global Custodial  Services  Agreement dated May 3, 2003, and amended on July 15, 2003  between  Registrant  and  Citibank,  N.A.,  Previously filed with Pre-effective  Amendment #1 to the Registration  Statement of
      Oppenheimer  International  Large Cap Core Trust (Reg. No. 33-106014) on
      August 8, 2003, and incorporated herein by reference.

      (ii) Amended and Restated  Foreign Custody  Manager  Agreement date July
      15, 2003 between  Registrant and Citibank,  N.A.  Previously  filed with
      Pre-effective  Amendment #1 to the Registration Statement of Oppenheimer
      International  Large Cap Core Trust (Reg.  No.  33-106014)  on August 8,
      2003, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and  Consent of Counsel  dated  February  20,  1990:  Previously filed with Registrant's Pre-Effective Amendment No. 2 (2/22/90),  refiled with
Registrant's  Post-Effective Amendment No. 6 (10/27/94),  pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j)   Independent Auditors' Consent:  Filed herewith.

(k)   Not applicable.

(l)   Investment  letter  from  Centennial  Asset  Management  Corporation  to
Registrant   dated  May  8,   1990:   Previously   filed   with   Registrant's
Pre-Effective  Amendment  No.  3  (5/17/90),  and  refiled  with  Registrant's
Post-Effective  Amendment No. 6, (10/27/94) pursuant to Item 102 of Regulation
S-T and incorporated herein by reference.

(m)   Service Plan and  Agreement  between  Registrant  and  Centennial  Asset
Management  Corporation  under Rule 12b-1 dated  August 24,  1993:  Previously filed  with  Registrant's  Post-Effective  Amendment  No. 5,  (10/28/93),  and
incorporated herein by reference.

(n)   Not applicable.

(o)         Powers of Attorneys for John V. Murphy, Brian Wixted and all
Trustees/Directors and Officers filed herewith.

(p)   Amended and Restated Code of Ethics of the  Oppenheimer  Funds dated May
15, 2002 under Rule 17j-1 of the  Investment  Company Act of 1940:  Previously
filed with  Post-Effective  Amendment No. 29 to the Registration  Statement of
Oppenheimer  Discovery  Fund (Reg. No.  33-371),  11/21/02,  and  incorporated herein by reference.

Item 23.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------

None.

Item 24.  Indemnification
-------------------------

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 22(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 25.  Business and Other Connections of Investment Adviser
--------  ----------------------------------------------------

(a)   Centennial Asset Management Corporation is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and
B hereof and listed in Item 25(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Centennial Asset Management Corporation is, or at any
time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with Centennial Asset
Management Corporation       Other Business and Connections During the Past Two
                             Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan,                 Vice President of OppenheimerFunds Distributor,
Vice President               Inc., Shareholder Services, Inc. and OFI Private
                             Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,           As of January 2002: Vice President and Secretary
Secretary                    of OppenheimerFunds, Inc.; Secretary of
                             OppenheimerFunds, Distributor, Inc., Oppenheimer
                             Partnership Holdings, Inc., Oppenheimer Real Asset
                             Management, Inc., Shareholder Financial Services,
                             Inc., Shareholder Services, Inc.; Assistant
                             Secretary of HarbourView Asset Management
                             Corporation, OFI Private Investments, Inc.,
                             Oppenheimer Trust Company and OFI Institutional
                             Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Bishop                Vice President of OppenheimerFunds, Inc.;
Treasurer                    Treasurer of OppenheimerFunds Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell               Vice President of OppenheimerFunds, Inc. and
Vice President               Shareholder Financial Services, Inc.: Senior Vice
                             President of Shareholder Services Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Ives                Vice President and Assistant Secretary of
Assistant Secretary          OppenheimerFunds, Inc, OppenheimerFunds
                             Distributor, Inc. and Shareholder Services, Inc.;
                             Assistant Secretary of Shareholder Financial
                             Services Inc. and OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Murphy,                 Chairman, President, Chief Executive Officer and
Director                     Director of OppenheimerFunds, Inc.; Director of
                             OppenheimerFunds Distributor, Inc., President of
                             HarbourView Asset Management Corporation, Trinity
                             Investments Management Corporation, OFI Private
                             Investments, Inc., OFI Institutional Asset
                             Management, Inc. and Tremont Advisers, Inc.;
                             President and Director of Oppenheimer Acquisition
                             Corp., Oppenheimer Partnership Holdings, Inc.,
                             Oppenheimer Real Asset Management, Inc.; Chairman
                             and Director of Shareholder Financial Services,
                             Inc. and Shareholder Services, Inc.; Executive
                             Vice President of MassMutual Life Insurance
                             Company; director of DLB Acquisition Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,               Executive Vice President of OppenheimerFunds, Inc.
President & Director         and OFI Private Investments, Inc.; President and
                             director of OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,            Senior Vice President of OppenheimerFunds, Inc.;
Vice President               Vice President of Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack               General Counsel and Director of OppenheimerFunds
General Counsel,             Distributor, Inc.; Senior Vice President and
                             General Counsel of HarbourView Asset Management
                             Corporation and OFI Institutional Asset
                             Management, Inc.; Senior Vice President, General
                             Counsel and Director of Shareholder Financial
                             Services, Inc., Shareholder Services, Inc., OFI
                             Private Investments, Inc. and Oppenheimer Trust
                             Company; Vice President and Director of
                             Oppenheimer Partnership Holdings, Inc.; Secretary
                             of OAC Acquisition Corp.; Director and Assistant
                             Secretary of OppenheimerFunds International Ltd.;
                             Director of Oppenheimer Real Asset Management,
                             Inc.; Senior Vice President and General Counsel of
                             OppenheimerFunds, Inc.; Vice President of
                             OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Bond Fund Series
   Oppenheimer Convertible Securities Fund
Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer AMT Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer Integrity Funds
   Oppenheimer Bond Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Trust
   Oppenheimer International Large-Cap Core Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Trust
   Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.
   Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):

     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals

Oppenheimer Municipal Fund
   Limited Term Municipal Fund
Oppenheimer Principal Protected Trust (1 series)
      Oppenheimer Principal Protected Main Street Fund
Oppenheimer Principal Protected Trust II
   Oppenheimer Principal Protected Main Street Fund II

Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA

     Oppenheimer Bond Fund/VA
     Oppenheimer Balanced Fund/VA

     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio

Rochester Fund Municipals
Rochester Portfolio Series
   Limited Term New York Municipal Fund

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Partnership Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OFI
Institutional  Asset  Management,  Inc. and  Oppenheimer  Trust Company is 225
Liberty Street-11th Floor, New York, New York 10281-1008.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 26.  Principal Underwriter
-------   ---------------------

(a)   Centennial Asset Management Corporation is the Distributor of
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which Centennial Asset
Management Corporation is the investment adviser, as described in Part A and
B of this Registration Statement and listed in Item 26(b) above.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                                          Position(s) and
Business Address     Position(s) & Office(s) with         Office(s)
                     Underwriter                          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)       Vice President                       None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(1) Secretary                            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop(2)  Treasurer                            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell(2)    Vice President                       None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives(2)  Assistant Secretary                  Assistance Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(1)    Director                             President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raymond C. Olson(2)  Treasurer                            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(1)     President & Director                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Vandehey(2)     Vice President                       Vice President and
                                                          Chief Compliance
                                                          Officer

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(1)    General Counsel                      Vice President &
                                                          Secretary
---------------------------------------------------------------------------------

(1)225 Liberty Street-11th Floor, New York, NY 10271-1008
(2)6803 South Tucson Way, Centennial, CO 80112-3924

(c)   Not applicable.

Item 27. Location of Accounts and Records
-----------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 28. Management Services
----------------------------

Not applicable

Item 29. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment  Company Act of 1940,  the  Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement pursuant to
Rule  485(b)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the on the 26th day of August, 2004.

                                        CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

                                                      By:  /s/ John V. Murphy*
                                 ---------------------------------------------
                                                  John V. Murphy, President, &
                                                   Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date
----------                    -----                         ----

/s/ William L. Armstrong *    Chairman &                    August 26, 2004
----------------------------------                          Trustee
William L. Armstrong

/s/ John V. Murphy*           President & Principal

----------------------------------                          Executive Officer
August 27, 2004
John V. Murphy

/s/ Brian W. Wixted*          Treasurer & Principal         August 26, 2004
----------------------------------                          Financial and
Brian W. Wixted               Accounting Officer

/s/ Robert G. Avis*           Trustee                       August 26, 2004

----------------------------------
Robert G. Avis

/s/ George Bowen*             Trustee                       August 26, 2004

----------------------------------
George Bowen

s/ Edward L. Cameron *        Trustee                       August 26, 2004

----------------------------------
Edward L. Cameron

/s/ Jon S. Fossel*            Trustee                       August 26, 2004

----------------------------------
Jon S. Fossel

/s/ Sam Freedman*             Trustee                       August 26, 2004

----------------------------------
Sam Freedman

/s/Richard F. Grabish*        Trustee                       August 26, 2004

----------------------------------
Richard F. Grabish

/s/ Beverly L. Hamilton*      Trustee                       August 26, 2004

----------------------------------
Beverly L. Hamilton

/s/ Robert J. Malone*         Trustee                       August 26, 2004

----------------------------------
Robert J. Malone

/s/ F. William Marshall, Jr.  Trustee                       August 26, 2004

----------------------------------
F. William Marshall, Jr.

*By: /s/ Tane T. Tyler

-----------------------------------------

Tane T. Tyler, Attorney-in-Fact

                    CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

                     Registration Statement No. 33-30471

                                EXHIBIT INDEX

Exhibit No.             Description
-----------             -----------

22(j)                    Independent Auditors' Consent

22(o)                      Power of Attorneys for:
                                    William L. Armstrong
                                    John Murphy
                                    Brian W. Wixted
                                    Robert G. Avis
                                    George Bowen
                                    Edward L. Cameron
                                    Jon S. Fossel
                                    Sam Freedman
                                    Richard F. Grabish
                                    Beverly L. Hamilton
                                    Robert J. Malone
                                    F. William Marshall, Jr.

Prosai/Centennial\180\2003/180ptc_04(b).doc